UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-04345)

Exact name of registrant as specified in charter:	Putnam Tax Free Income Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2025

Date of reporting period:	August 1, 2024 – January 31, 2025

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam Strategic Intermediate Municipal Fund
Class A [PPNAX]
Semi-Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about Putnam Strategic Intermediate Municipal Fund for the period August 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$45	0.89%
†	Annualized.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$1,853,177,319
Total Number of Portfolio Holdings*	758
Portfolio Turnover Rate	20%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Strategic Intermediate Municipal Fund	PAGE 1	38914-STSA-0325

Putnam Strategic Intermediate Municipal Fund
Class C [PAMTX]
Semi-Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about Putnam Strategic Intermediate Municipal Fund for the period August 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$83	1.64%
†	Annualized.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$1,853,177,319
Total Number of Portfolio Holdings*	758
Portfolio Turnover Rate	20%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Strategic Intermediate Municipal Fund	PAGE 1	38914-STSC-0325

Putnam Strategic Intermediate Municipal Fund
Class R6 [PAMLX]
Semi-Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about Putnam Strategic Intermediate Municipal Fund for the period August 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$28	0.55%
†	Annualized.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$1,853,177,319
Total Number of Portfolio Holdings*	758
Portfolio Turnover Rate	20%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Strategic Intermediate Municipal Fund	PAGE 1	38914-STSR6-0325

Putnam Strategic Intermediate Municipal Fund
Class Y [PAMYX]
Semi-Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about Putnam Strategic Intermediate Municipal Fund for the period August 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class Y	$32	0.64%
†	Annualized.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$1,853,177,319
Total Number of Portfolio Holdings*	758
Portfolio Turnover Rate	20%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Strategic Intermediate Municipal Fund	PAGE 1	38914-STSY-0325

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements and Other Important Information in Item 7 below.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Putnam
Strategic Intermediate Municipal
Fund

Financial Statements and Other Important Information

Semiannual | January 31, 2025

Financial Statements and Other Important Information—Semiannual	franklintempleton.com

The fund’s portfolio 1/31/25 (Unaudited)
Key to holding’s abbreviations

AGC Assured Guaranty Corporation

AGM Assured Guaranty Municipal Corporation

AMBAC AMBAC Indemnity Corporation

BAM Build America Mutual

COP Certificates of Participation

FHA Insd. Federal Housing Administration Insured

FHLMC Coll. Federal Home Loan Mortgage Corporation Collateralized

FNMA Coll. Federal National Mortgage Association Collateralized

G.O. Bonds General Obligation Bonds

GNMA Coll. Government National Mortgage Association Collateralized

PSFG Permanent School Fund Guaranteed

VRDN Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 2.25% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (99.6%)*	Rating**	Principal amount	Value
Alabama (2.6%)
Birmingham, Wtr. Wks. Board 144A Rev. Bonds, 3.75%, 9/1/26	AA–/P	$13,000,000	$12,943,961
Black Belt Energy Gas Dist.
Mandatory Put Bonds (2/1/29), Ser. D-1, 5.50%, 6/1/49	A2	2,000,000	2,119,598
Mandatory Put Bonds (12/1/25), Ser. A-1, 4.00%, 12/1/49	A1	2,475,000	2,484,681
Black Belt Energy Gas Dist., Gas Supply Mandatory Put Bonds (6/1/27), Ser. D-1, 4.00%, 7/1/52	Aa1	1,000,000	1,010,651
Energy Southeast Cooperative Dist. Energy Supply
Mandatory Put Bonds (11/1/31), Ser. B-1, 5.75%, 4/1/54	A1	5,000,000	5,507,101
Mandatory Put Bonds (6/1/32), Ser. B, 5.25%, 7/1/54	A1	8,000,000	8,625,722
Jefferson, Cnty. Rev. Bonds, (Refunding warrants), 5.00%, 9/15/34	AA+	1,075,000	1,105,069
Southeast Energy Auth. Commodity Supply
Mandatory Put Bonds (12/1/29), Ser. A-1, 5.50%, 1/1/53	A1	1,350,000	1,438,800
Mandatory Put Bonds (8/1/28), Ser. B-1, 5.00%, 5/1/53	A2	3,000,000	3,113,257
Southeast Energy Auth. Cooperative Dist. Energy Supply Rev. Bonds, Ser. C
5.00%, 11/1/29	Aa3	1,000,000	1,059,599
5.00%, 11/1/28	Aa3	750,000	787,090
5.00%, 11/1/27	Aa3	410,000	425,628
5.00%, 11/1/26	Aa3	500,000	512,727
U. of AL at Birmingham Fin. Auth. Med Rev. Bonds, Ser. B, 5.00%, 9/1/32	Aa3	6,000,000	6,134,023
			47,267,907
Alaska (0.6%)
AK State G.O. Bonds, Ser. A
5.00%, 8/1/34 ##	AA	1,000,000	1,128,655
5.00%, 8/1/33 ##	AA	2,000,000	2,242,428
AK State Indl. Dev. & Export Auth. Rev. Bonds, (Tanana Chiefs Conference), Ser. A
4.00%, 10/1/49	A+/F	1,690,000	1,523,269
4.00%, 10/1/39	A+/F	2,445,000	2,359,809
4.00%, 10/1/38	A+/F	4,725,000	4,583,743
			11,837,904
Arizona (2.5%)
AZ Board of Regents Rev. Bonds, Ser. B, 5.00%, 7/1/47 T	Aa2	10,000,000	10,133,300
AZ State Indl. Dev. Auth. Rev. Bonds
(Equitable School Revolving Fund, LLC), 5.00%, 11/1/40	A	650,000	698,666
(Equitable School Revolving Fund, LLC), 5.00%, 11/1/39	A	780,000	842,109
(Equitable School Revolving Fund, LLC), 5.00%, 11/1/38	A	450,000	488,429
(Equitable School Revolving Fund, LLC), Ser. A, 5.00%, 11/1/38	A	2,740,000	2,856,528
(Equitable School Revolving Fund, LLC), 5.00%, 11/1/34	A	1,000,000	1,054,319
Ser. 19-2, Class A, 3.625%, 5/20/33	BBB	5,284,984	5,043,707
AZ State Indl. Dev. Auth. Multi-Fam. Hsg. Mandatory Put Bonds (9/1/26), (Unity At West Glendale), 5.00%, 3/1/45	Aaa	1,000,000	1,023,195
Glendale, Indl. Dev. Auth. Sr. Living Fac. Rev. Bonds, (Royal Oaks Life Care Cmnty.)
4.00%, 5/15/31	BB+/F	1,000,000	967,524
4.00%, 5/15/29	BB+/F	1,000,000	979,519
Maricopa Cnty., Indl. Dev. Auth. Rev. Bonds, (Banner Hlth.), Ser. A, 4.00%, 1/1/44	AA–	2,360,000	2,297,009
Maricopa Cnty., Indl. Dev. Auth. Ed. 144A Rev. Bonds, (Grand Canyon U.), 7.375%, 10/1/29	Ba1	9,450,000	9,613,985
Pima Cnty., Indl. Dev. Auth. Rev. Bonds, (Sr. Living Fac.), 5.00%, 12/15/32 (Prerefunded 6/15/25)	AAA/P	1,000,000	1,024,196
Pima Cnty., Indl. Dev. Auth. Sr. Living 144A Rev. Bonds, (La Posada at Park Centre, Inc.), 6.25%, 11/15/35	BBB+/P	2,750,000	2,960,755

Strategic Intermediate Municipal Fund
1

MUNICIPAL BONDS AND NOTES (99.6%)* cont.	Rating**	Principal amount	Value
Arizona cont.
Salt Verde, Fin. Corp. Gas Rev. Bonds
5.50%, 12/1/29	A3	$1,000,000	$1,075,113
5.25%, 12/1/25	A3	5,000,000	5,068,884
			46,127,238
Arkansas (0.1%)
AR State Dev. Fin. Auth. Rev. Bonds, (Washington Regional Med. Ctr.), 5.00%, 2/1/35	Baa3	1,510,000	1,553,838
			1,553,838
California (9.5%)
Anaheim, Union High School Dist. G.O. Bonds, 3.00%, 8/1/38	Aa2	3,000,000	2,728,435
CA Cmnty. Choice Fin. Auth.
Mandatory Put Bonds (12/1/32), Ser. B, 5.00%, 1/1/55	A1	4,000,000	4,219,673
Mandatory Put Bonds (4/1/32), Ser. A-1, 5.00%, 5/1/54	A1	7,200,000	7,680,950
CA Cmnty. Choice Fin. Auth.
Mandatory Put Bonds (8/1/33), (Sustainable Bonds-Clean Energy), Ser. H, 5.00%, 1/1/56	Aaa	7,500,000	8,182,514
Mandatory Put Bonds (8/1/32), (Sustainable Bonds-Clean Energy), Ser. G, 5.00%, 11/1/55	A1	3,000,000	3,160,700
Mandatory Put Bonds (9/1/32), Ser. D, 5.00%, 2/1/55	Aa1	5,000,000	5,394,333
CA Cmnty. Hsg. Agcy. Essential Hsg. 144A Rev. Bonds, (Aster Apt.), Ser. A-1, 4.00%, 2/1/56	A–/P	250,000	214,973
CA Hsg. Fin. Agcy. Rev. Bonds, Ser. 2, Class A, 4.00%, 3/20/33	BBB+	1,019,514	1,020,595
CA Hsg. Fin. Agcy. Muni. Certif. Rev. Bonds, Ser. 21-1, Class A, 3.50%, 11/20/35	BBB+	870,680	832,755
CA Hsg. Fin. Agcy., Ltd. Oblig. Multi-Fam. Hsg. Rev. Bonds, (Sisal Apt.), FNMA Coll., 3.70%, 11/1/37	Aaa	6,200,000	5,959,488
CA Muni. Fin. Auth. 144A Rev. Bonds, (CA Baptist U.), Ser. A, 4.00%, 11/1/26	BB/P	1,055,000	1,048,629
CA State Charter School Fin. Auth. 144A Rev. Bonds, (Aspire Pub. Schools), 5.00%, 8/1/36	BBB–	3,225,000	3,231,739
CA State Edl. Fac. Auth. Rev. Bonds, (U. of the Pacific), 5.00%, 11/1/36	A2	2,580,000	2,601,797
CA State Enterprise Dev. Auth. Student Hsg. Rev. Bonds, (Provident Group-SDSU Properties, LLC), Ser. A, 5.00%, 8/1/28	Baa3	150,000	155,713
CA State Hlth. Fac. Fin. Auth. Rev. Bonds
(Lundquist Inst. For Biomedical Innovation at Harbor-UCLA Med), 5.00%, 9/1/38	Baa2	1,485,000	1,513,712
(Lundquist Inst. For Biomedical Innovation at Harbor-UCLA Med), 5.00%, 9/1/36	Baa2	1,505,000	1,543,505
(Lundquist Inst. For Biomedical Innovation at Harbor-UCLA Med), 5.00%, 9/1/35	Baa2	1,615,000	1,660,361
(Lundquist Inst. for BioMed. Innovation at Harbor — UCLA Med. Ctr.), 5.00%, 9/1/34	Baa2	1,590,000	1,638,651
(Lundquist Inst. for BioMed. Innovation at Harbor — UCLA Med. Ctr.), 5.00%, 9/1/32	Baa2	1,435,000	1,485,816
(Lundquist Inst. for BioMed. Innovation at Harbor — UCLA Med. Ctr.), 5.00%, 9/1/30	Baa2	1,300,000	1,353,546
CA State Hsg. Fin. Agcy. Multi-Fam. Tax-Exempt Mortgage-Backed Rev. Bonds
(OAHS Ocean View LP), FNMA Coll., 4.33%, 2/1/42	Aaa	5,000,000	4,953,272
(OAHS Playa Del Alameda LP), FNMA Coll., 4.25%, 8/1/41	Aaa	2,990,000	2,965,411
CA State Infrastructure & Econ. Dev. Bank Mandatory Put Bonds (6/1/26), (Museum Associates), 2.95%, 12/1/50	A3	1,000,000	996,162
CA State Infrastructure & Econ. Dev. Bank 144A Rev. Bonds, (WFCS Holdings, LLC), 4.125%, 1/1/35	BB/P	930,000	908,143
CA State Infrastructure & Econ. Dev. Bk. Rev. Bonds, (Roseville Sustainable Energy Partner, LLC), 5.00%, 7/1/44	BBB+	2,000,000	2,105,517
CA State Infrastructure & Econ. Dev. Bk. 144A Rev. Bonds, (DesertXpress Enterprises, LLC), 8.00%, 1/1/50	C/P	2,300,000	2,368,799
CA State Muni. Fin. Auth. Rev. Bonds
(CHF-Davis I, LLC), BAM, 5.00%, 5/15/40	AA	5,690,000	5,936,154
(CHF-Riverside II, LLC), 5.00%, 5/15/34	Baa3	915,000	968,466
(HumanGood Oblig. Group), Ser. A, 4.00%, 10/1/32	A/F	1,000,000	1,001,983
CA State Muni. Fin. Auth. Multi-Fam. Hsg. Mandatory Put Bonds (8/1/27), (Terracina At Westpark Apt.), 3.20%, 9/1/45	Aaa	5,500,000	5,518,752
CA State Poll Control Fin. Auth. Wtr. Fac. Mandatory Put Bonds (9/1/28), (American Wtr. Cap. Corp.), 3.70%, 8/1/40	A	3,000,000	3,021,086
CA State Pub. Wks. Board Rev. Bonds, Ser. E, 5.00%, 9/1/34	Aa3	900,000	901,205
CA State Statewide Communities Dev. Auth. Hosp. Rev. Bonds, (Methodist Hosp. of Southern CA), 5.00%, 1/1/48	Aa2	4,500,000	4,617,750
CA State U. Mandatory Put Bonds (11/1/26), Ser. B-2, 0.55%, 11/1/49	Aa2	1,000,000	944,503
CA Statewide Cmnty. Dev. Auth. Rev. Bonds
(St. John’s Partners), Ser. F, 4.50%, 8/15/30	AA+	10,000,000	10,508,103
(Odd Fellows Home of CA), 4.00%, 4/1/43	AA–	1,900,000	1,903,589
CA Statewide Cmnty. Dev. Auth. 144A Rev. Bonds, (Lancer Edl. Student Hsg.), Ser. A, 3.00%, 6/1/29	BB/P	1,150,000	1,091,492
CSCDA Cmnty. Impt. Auth. 144A Rev. Bonds, (Jefferson-Anaheim), 3.125%, 8/1/56	BBB+/P	1,000,000	760,812

2
Strategic Intermediate Municipal Fund

MUNICIPAL BONDS AND NOTES (99.6%)* cont.	Rating**	Principal amount	Value
California cont.
Folsom Ranch, Fin. Auth. Special Tax Bonds
5.00%, 9/1/44	AA/P	$1,000,000	$1,052,053
5.00%, 9/1/39	AA/P	1,000,000	1,064,956
Golden State Tobacco Securitization Corp. Rev. Bonds, Ser. B-1, 3.85%, 6/1/50	BBB–	2,190,000	2,015,389
Imperial Cnty., Local Trans. Auth. Sales Tax Rev. Bonds, Ser. E, AGM, 5.00%, 6/1/32	AA	1,305,000	1,390,929
Los Angeles Cnty., Dev. Auth. Multi-Fam. Hsg.
Mandatory Put Bonds (12/1/26), (West Los Angeles, Veteran Administration Bldg. 1), 3.75%, 12/1/46	Aaa	2,500,000	2,515,210
Mandatory Put Bonds (7/1/26), (VA Building 402), 3.375%, 1/1/46	Aaa	3,250,000	3,255,773
Los Angeles, Dept. of Arpt. Rev. Bonds
5.00%, 5/15/31	Aa3	1,500,000	1,622,814
4.00%, 5/15/35	Aa3	600,000	599,990
Los Angeles, Dept. of Arpts. Rev. Bonds, Ser. A
5.00%, 5/15/34	Aa2	5,700,000	5,718,741
4.75%, 5/15/35	Aa2	8,340,000	8,356,338
Los Angeles, Dept. of Wtr. & Pwr. Rev. Bonds
Ser. A, 5.00%, 7/1/46	Aa2	2,000,000	2,072,854
Ser. C, 5.00%, 7/1/43	Aa2	4,200,000	4,412,504
Los Angeles, Dept. of Wtr. & Pwr. Wtr. Works Rev. Bonds, Ser. C, 5.00%, 7/1/43	Aa2	3,925,000	4,141,021
Manteca, Unif. School Dist. G.O. Bonds, Ser. A, 3.00%, 8/1/41	Aa2	1,000,000	848,166
Mendocino-Lake, Cmnty. College Dist. G.O. Bonds, AGM, zero %, 8/1/40 ††	AA	2,600,000	3,118,367
Port of Oakland Rev. Bonds, 5.00%, 5/1/28 (Escrowed to Maturity)	AAA/P	10,000	10,673
San Diego, Multi-Fam. Hsg. Auth. Rev. Bonds, (Sea Breeze Gardens Preservation LP), Ser. E, FHLMC Coll., 4.20%, 6/1/40	Aaa	1,995,000	1,998,831
San Francisco, City & Cnty. Arpt. Comm. Intl. Arpt. Rev. Bonds
Ser. C, 5.50%, 5/1/39	A1	8,850,000	9,875,880
Ser. A, 5.00%, 5/1/35	AA–	1,900,000	2,025,882
Ser. A, 5.00%, 5/1/32	AA–	4,900,000	5,268,886
Ser. A, 5.00%, 5/1/30	A1	1,000,000	1,071,715
Sierra View, Local Hlth. Care Dist. Rev. Bonds
5.00%, 7/1/30	A–/F	620,000	665,331
5.00%, 7/1/27	A–/F	625,000	648,377
4.00%, 7/1/26	A–/F	300,000	301,999
4.00%, 7/1/25	A–/F	290,000	290,573
Tobacco Securitization Auth. of Southern CA Rev. Bonds, Ser. B-1, Class 2, 5.00%, 6/1/48	BBB–	7,065,000	7,143,903
			178,586,239
Colorado (0.6%)
CO State COP, Ser. A
5.00%, 11/1/44	Aa2	1,100,000	1,189,844
5.00%, 11/1/43	Aa2	1,340,000	1,456,226
CO State Hlth. Fac. Auth. Hosp. Rev. Bonds, (CommonSpirit Hlth.), Ser. A, 5.00%, 11/1/25	A3	350,000	354,944
Denver City & Cnty., Arpt. Rev. Bonds, Ser. D, 5.75%, 11/15/36	Aa3	3,000,000	3,560,093
Park Creek, Metro. Dist. Ltd. Property Tax Rev. Bonds, Ser. A, AGM, 5.00%, 12/1/43	AA	1,500,000	1,574,496
Regl. Trans. Dist. Rev. Bonds, (Denver Transit Partners, LLC), 3.00%, 7/15/37	Baa1	850,000	754,692
Sterling Ranch Cmnty. Auth. Board Special Assmt. Bonds, (Metro. Dist. No. 1), 5.625%, 12/1/43	BB/P	1,241,000	1,279,560
Vauxmont, Metro. Dist. G.O. Bonds, AGM, 5.00%, 12/15/30	AA	125,000	128,861
			10,298,716
Connecticut (0.8%)
CT State Hlth. & Edl. Fac. Auth. Mandatory Put Bonds (7/1/26), (Yale U.), Ser. A-2, 2.00%, 7/1/42	Aaa	1,050,000	1,033,021
CT State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Masonicare Issue), Ser. F, 5.00%, 7/1/34	A–/F	1,250,000	1,256,026
(Stamford Hosp. Oblig. Group (The)), Ser. M, 5.00%, 7/1/34	BBB+	1,400,000	1,507,331
(Masonicare Issue), Ser. F, 5.00%, 7/1/33	A–/F	250,000	251,341
(U. of New Haven), 5.00%, 7/1/28	BBB–	550,000	568,565
CT State Hsg. Fin. Auth. Mtge. Program Rev. Bonds, Ser. A-1, 2.875%, 11/15/30	Aaa	2,250,000	2,129,881
Harbor Point Infrastructure Impt. Dist. 144A Tax Alloc. Bonds, (Harbor Point Ltd.), 5.00%, 4/1/39	BB/P	4,000,000	4,022,458
U. of CT Rev. Bonds, Ser. A, 5.50%, 11/15/53	Aa3	3,000,000	3,331,447
			14,100,070

Strategic Intermediate Municipal Fund
3

MUNICIPAL BONDS AND NOTES (99.6%)* cont.	Rating**	Principal amount	Value
Delaware (0.5%)
DE State Econ. Dev. Auth. Rev. Bonds, (ASPIRA Charter School), Ser. A, 5.00%, 6/1/36	BB	$1,000,000	$1,006,825
DE State Hsg. Auth. Multi-Fam. Hsg. Rev. Bonds, (Luther Towers Preservation LP), FNMA Coll., 4.65%, 1/1/41	Aaa	7,285,000	7,523,254
			8,530,079
District of Columbia (0.6%)
DC Rev. Bonds
(KIPP DC), Ser. A, 5.00%, 7/1/48	BBB+	1,250,000	1,257,779
(Ingleside Presbyterian Retirement Cmnty.), Ser. A, 5.00%, 7/1/37	BB/P	1,200,000	1,207,522
(Latin American Montessori Bilingual Pub. Charter School Oblig. Group), 4.00%, 6/1/30	BB+	1,745,000	1,713,708
Metro. DC Arpt. Auth. Rev. Bonds, Ser. A
5.00%, 10/1/31	Aa3	1,000,000	1,052,651
5.00%, 10/1/30	Aa3	910,000	979,036
Metro. DC Arpt. Auth. Aviation Syst. Rev. Bonds, Ser. A, 5.00%, 10/1/35	Aa3	3,000,000	3,104,077
Metro. Washington DC, Arpt. Auth. Dulles Toll Rd. Rev. Bonds
(Dulles Metrorail & Cap. Impt. Proj.) 4.00%, 10/1/53 T	A–	660,000	590,779
(Dulles Metrorail & Cap. Impt. Proj.) Ser. B, 4.00%, 10/1/44 T	A–	665,000	621,363
			10,526,915
Florida (6.8%)
Broward Cnty., Arpt. Syst. Rev. Bonds, Ser. A
5.00%, 10/1/36	A1	1,500,000	1,562,132
5.00%, 10/1/34	A1	2,000,000	2,011,569
Broward Cnty., Hsg. Fin. Auth. Multi-Fam. Hsg.
Mandatory Put Bonds (3/1/26), (Pinnacle 441 Phase 2, LLC), 4.05%, 9/1/56	Aaa	2,000,000	2,017,618
Mandatory Put Bonds (4/1/26), (St. Joseph Manor II, LLLP), 3.50%, 4/1/41	Aaa	4,000,000	4,000,212
Mandatory Put Bonds (3/1/26), (Palms of Deerfield Townhomes, LLC (The)), 3.40%, 3/1/57	Aaa	1,400,000	1,400,093
Broward Cnty., Hsg. Fin. Auth. Multi-Fam. Hsg. Rev. Bonds, (Federation Plaza), FNMA Coll., 5.00%, 10/1/38	Aaa	993,030	1,045,189
Cap. Projects Fin. Auth. Rev. Bonds, (CAPFA Cap. Corp. 2000F), Ser. A-1, 5.00%, 10/1/33	Baa3	1,500,000	1,570,257
Cap. Projects Fin. Auth. Student Hsg. Rev. Bonds, (FL U.), Ser. A-1
5.00%, 10/1/35	Baa3	500,000	519,151
5.00%, 10/1/32	Baa3	1,000,000	1,051,041
5.00%, 10/1/31	Baa3	1,500,000	1,582,479
Cap. Projects Fin. Auth. Student Hsg. 144A Rev. Bonds, (PRG — UnionWest Properties, LLC), Ser. A-1
5.25%, 6/1/44	Ba1	1,225,000	1,253,022
5.25%, 6/1/39	Ba1	1,000,000	1,045,695
5.25%, 6/1/34	Ba1	1,000,000	1,059,683
Cap. Trust Agcy. 144A Rev. Bonds, (WFCS Holdings II, LLC), Ser. A-1, 3.30%, 1/1/31	BB–/P	465,000	438,154
Collier Cnty., Indl. Dev. Auth. Rev. Bonds, (NCH Hlth. Care Syst., Inc.), Ser. A, AGM, 5.00%, 10/1/42	AA	800,000	861,689
Double Branch Cmnty. Dev. Dist. Special Assmt. Bonds, Ser. A-1, 4.25%, 5/1/34	A	360,000	359,995
FL State Dev. Fin. Corp. Ed. Fac. Rev. Bonds, (River City Ed.), 5.00%, 7/1/31	Baa3	325,000	337,555
FL State Dev. Fin. Corp. Ed. Fac. 144A Rev. Bonds, (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 3.00%, 7/1/31	BB/P	185,000	175,420
FL State Dev. Fin. Corp. Hlth. Care Fac. Rev. Bonds, (Shands Jacksonville Med. Ctr.), 5.00%, 2/1/52	Ba1	4,500,000	4,403,620
FL State Hsg. Fin. Corp.
Mandatory Put Bonds (2/1/26), (Northside Property III, Ltd.), GNMA Coll., 5.00%, 2/1/27	AA+	2,000,000	2,035,157
Mandatory Put Bonds (10/1/26), (Brownsville Village V, Ltd.), GNMA Coll., 3.35%, 10/1/27	AA+	2,250,000	2,245,959
FL State Muni Loan Council Cap. Impt. Special Assmt. Bonds, 4.50%, 5/1/31	A–/P	275,000	275,597
Greater Orlando, Aviation Auth. Arpt. Fac. Rev. Bonds, Ser. A, 5.00%, 10/1/35	Aa3	7,500,000	7,692,695
Halifax Hosp. Med. Ctr. Rev. Bonds, 5.00%, 6/1/36	A–	1,375,000	1,388,610
Hillsborough Cnty., Util. Rev. Bonds, 3.00%, 8/1/39	Aaa	3,800,000	3,302,430
JEA Wtr. & Sewer Rev. Bonds, Ser. A
5.00%, 10/1/44	Aa1	9,000,000	9,784,286
5.00%, 10/1/43	Aa1	7,300,000	7,974,544
5.00%, 10/1/42	Aa1	3,265,000	3,598,716
Lakewood Ranch, Stewardship Dist. Special Assmt. Bonds
(Taylor Ranch), 6.125%, 5/1/43	BB+/P	1,245,000	1,319,160
(Taylor Ranch), 5.45%, 5/1/33	BB–/P	2,660,000	2,790,682
Ser. 24, 4.50%, 5/1/31	BBB–/P	550,000	549,610

4
Strategic Intermediate Municipal Fund

MUNICIPAL BONDS AND NOTES (99.6%)* cont.	Rating**	Principal amount	Value
Florida cont.
Lee Cnty., Indl. Dev. Auth. Rev. Bonds, (Shell Point), 4.75%, 11/15/29	BBB+	$1,300,000	$1,304,541
Miami-Dade Cnty., Aviation Rev. Bonds
Ser. A, 5.00%, 10/1/44	A+	8,000,000	8,159,341
Ser. B, 5.00%, 10/1/40	A+	10,000,000	10,113,246
Ser. A, 5.00%, 10/1/33	A+	7,000,000	7,606,913
Miami-Dade Cnty., Hsg. Fin. Auth. Multi-Fam. Hsg.
Mandatory Put Bonds (9/1/25), (Quail Roost Transit Village, Ltd.), 5.00%, 9/1/26	AA+	4,000,000	4,040,788
Mandatory Put Bonds (10/1/26), (St. Mary Towers Apt. LLLP), 3.40%, 4/1/41	Aaa	1,750,000	1,750,154
Miami-Dade Cnty., Hsg. Fin. Auth. Multi-Fam. Hsg. Rev. Bonds, (Cutler Vista Hsg.), 5.00%, 3/1/27	AA+	3,000,000	3,030,591
Orlando, Util. Comm. Rev. Bonds, Ser. A
5.00%, 10/1/46	AA	2,500,000	2,698,107
5.00%, 10/1/45	AA	1,440,000	1,559,286
Palm Beach Cnty., Rev. Bonds, (Provident Group-PBAU Properties, LLC), 5.00%, 4/1/29	Ba1	440,000	442,635
Palm Beach Cnty., 144A Rev. Bonds
(PBAU Hsg.), Ser. A, 5.00%, 4/1/39	Ba1	2,000,000	1,938,685
(Provident Group-LU Properties, LLC), 4.25%, 6/1/31	BB–/P	1,200,000	1,174,524
Palm Beach Cnty., Hlth. Fac. Auth. Rev. Bonds, (Acts Retirement-Life Cmnty., Inc.), 5.00%, 11/15/32	A–/F	2,000,000	2,038,813
Pinellas Cnty., Indl. Dev. Auth. Rev. Bonds, (Foundation for Global Understanding, Inc.), 5.00%, 7/1/29	BBB/P	1,895,000	1,923,542
South Broward, Hosp. Dist. Rev. Bonds, 3.00%, 5/1/34	AA	1,190,000	1,112,646
Southeast Overtown Park West Cmnty. Redev. Agcy. 144A Tax Alloc. Bonds, Ser. A-1, 5.00%, 3/1/30	A–	240,000	240,306
St. John’s Cnty., Indl. Dev. Auth. Rev. Bonds, (Life Care Ponte Vedra Oblig. Group), Ser. A
4.00%, 12/15/31	BB+/F	200,000	190,725
4.00%, 12/15/30	BB+/F	195,000	187,289
4.00%, 12/15/29	BB+/F	215,000	207,604
Tolomato, Cmnty. Dev. Dist. Special Assmt. Bonds, Ser. 24, 4.10%, 5/1/31	BB/P	785,000	776,656
Venice, 144A Rev. Bonds, (Southwest FL Retirement Ctr., Inc.)
Ser. B-1, 4.625%, 1/1/30	BB+/F	550,000	550,462
Ser. B-2, 4.50%, 1/1/30	BB+/F	550,000	550,427
Ser. B-3, 4.25%, 1/1/30	BB+/F	850,000	850,664
Village Cmnty. Dev. Dist. No. 15 144A Special Assmt. Bonds
4.85%, 5/1/38	BBB/P	1,000,000	1,029,926
4.375%, 5/1/33	BB/P	995,000	1,013,386
4.20%, 5/1/39	BBB–/P	1,000,000	983,098
4.00%, 5/1/34	BBB–/P	500,000	494,264
3.75%, 5/1/29	BBB–/P	500,000	496,898
Village, 144A Special Assmt., (Village Cmnty. Dev. Dist. No. 13), 1.875%, 5/1/25	BB–/P	175,000	174,250
			126,291,787
Georgia (4.9%)
Atlanta, Arpt. Rev. Bonds, (Dept. of Aviation), Ser. B, 5.00%, 7/1/30	Aa3	3,500,000	3,755,900
Atlanta, Wtr. & Waste Wtr. Rev. Bonds, 5.00%, 11/1/40	Aa2	13,720,000	13,759,242
Burke Cnty., Dev. Auth. Poll. Control
Mandatory Put Bonds (2/3/25), (Oglethorpe Pwr. Corp.), 3.60%, 1/1/40	A3	6,100,000	6,101,357
Mandatory Put Bonds (3/12/27), (GA Pwr. Co.), 3.375%, 11/1/53	A	2,500,000	2,509,645
Mandatory Put Bonds (8/19/25), (GA Pwr. Co.), 2.875%, 12/1/49	A	4,250,000	4,229,645
DeKalb Cnty., Hsg. Auth. Mulit-Fam. Hsg. Rev. Bonds
(HADC Pk. at 500, LLC), 4.00%, 3/1/34	A+	16,000,000	15,918,786
(Kensington Station), Ser. A, 4.00%, 12/1/33	A+	4,500,000	4,495,530
Geo L Smith Congress Ctr. Auth. Rev. Bonds, (Signia Hotel Mgt., LLC), Ser. B, 3.625%, 1/1/31	BB+/P	4,000,000	3,771,240
Main Street Natural Gas, Inc. Gas Supply
Mandatory Put Bonds (3/1/32), Ser. B, 5.00%, 12/1/54	Aa1	7,250,000	7,744,323
Mandatory Put Bonds (9/1/31), Ser. A, 5.00%, 5/1/54	Aa1	2,500,000	2,650,928
Mandatory Put Bonds (4/1/31), Ser. D, 5.00%, 4/1/54	Aa2	3,000,000	3,185,787
Mandatory Put Bonds (6/1/31), Ser. E-1, 5.00%, 12/1/53	Aa1	5,000,000	5,299,476
Mandatory Put Bonds (9/1/27), Ser. A, 4.00%, 7/1/52	Aa1	10,000,000	10,127,497
Mandatory Put Bonds (12/1/28), Ser. C, 4.00%, 5/1/52	A3	1,500,000	1,503,225
Mandatory Put Bonds (9/1/26), Ser. C, 4.00%, 3/1/50	A3	820,000	822,204

Strategic Intermediate Municipal Fund
5

MUNICIPAL BONDS AND NOTES (99.6%)* cont.	Rating**	Principal amount	Value
Georgia cont.
Muni. Election Auth. of GA Rev. Bonds
(One), Ser. A, 5.00%, 1/1/43	AA–	$1,250,000	$1,337,102
(One), Ser. A, 5.00%, 1/1/42	AA–	1,050,000	1,128,128
(One), Ser. A, 5.00%, 1/1/40	AA–	850,000	925,063
(One), Ser. A, 5.00%, 1/1/39	AA–	900,000	985,891
(Plant Vogtle Units 3 & 4), 4.00%, 1/1/46	BBB+	330,000	302,670
			90,553,639
Guam (0.1%)
Territory of GU, Wtr. & Waste Wtr. Syst. Rev. Bonds, Ser. A
5.00%, 7/1/26	A–	750,000	768,878
5.00%, 7/1/25	A–	700,000	705,360
			1,474,238
Hawaii (0.3%)
Honolulu City & Cnty., Mulit-Fam. Mandatory Put Bonds (6/1/26), (Komohale Mauakea Venture LP), 5.00%, 6/1/27	Aaa	5,000,000	5,108,655
			5,108,655
Idaho (0.9%)
ID State Hlth. Fac. Auth. Rev. Bonds, (St Luke’s Hlth. Syst., Ltd.), Ser. A, 4.375%, 3/1/53 ##	A	4,000,000	3,855,778
ID State Hlth. Fac. Auth. VRDN (St Luke’s Hlth. Syst. Ltd.), Ser. C, 1.65%, 3/1/48	VMIG 1	12,000,000	12,000,000
			15,855,778
Illinois (5.1%)
Chicago, G.O. Bonds, Ser. A
5.00%, 1/1/35	BBB	3,000,000	3,137,713
4.00%, 1/1/36	BBB	1,000,000	963,276
Chicago, Board of Ed. G.O. Bonds, Ser. A, 5.00%, 12/1/39	BB+	1,000,000	1,009,927
Chicago, Midway Intl. Arpt. Rev. Bonds, Ser. A, BAM
5.75%, 1/1/43	AA	1,250,000	1,367,796
5.75%, 1/1/42	AA	1,000,000	1,098,526
5.75%, 1/1/41	AA	500,000	551,327
Chicago, O’Hare Intl. Arpt. Rev. Bonds
Ser. A, 5.50%, 1/1/44	A+	2,000,000	2,185,341
BAM, 5.25%, 1/1/40	AA	1,700,000	1,891,446
BAM, 5.25%, 1/1/39	AA	1,195,000	1,337,435
Chicago, Park. Dist. G.O. Bonds, Ser. A, 5.00%, 1/1/47	AA–	1,500,000	1,565,796
IL Fin. Auth. Lease Rev. Bonds, (U. of IL at Urbana-Champaign), 5.50%, 10/1/57	Aa2	5,245,000	5,544,571
IL State G.O. Bonds
5.00%, 11/1/41	A3	600,000	609,202
5.00%, 1/1/41	A3	340,000	342,926
5.00%, 11/1/34	A3	1,650,000	1,688,824
Ser. C, 5.00%, 11/1/29	A3	11,170,000	11,683,435
4.125%, 11/1/31	A3	830,000	834,613
4.00%, 1/1/31	A3	695,000	696,468
IL State Fin. Auth. Rev. Bonds
(Ascension Hlth. Credit Group), Ser. C, 5.00%, 2/15/34	Aa2	1,100,000	1,131,372
(Rosalind Franklin U. of Medicine and Science), Ser. A, 5.00%, 8/1/31	BBB+	400,000	410,870
IL State Fin. Auth. 144A Rev. Bonds
(Navy Pier, Inc.), Ser. B, 5.25%, 10/1/39	Ba2	1,350,000	1,384,882
(Navy Pier, Inc.), Ser. B, 5.00%, 10/1/34	Ba2	1,000,000	1,019,751
(Acero Charter Schools, Inc.), 4.00%, 10/1/34	BB+	445,000	430,075
(Acero Charter Schools, Inc.), 4.00%, 10/1/33	BB+	1,060,000	1,031,175
(Acero Charter Schools, Inc.), 4.00%, 10/1/32	BB+	685,000	670,709
IL State Fin. Auth. Student Hsg. & Academic Fac. Rev. Bonds
(U. of IL Chicago), 5.00%, 2/15/50	Baa3	460,000	460,096
(CHF-Chicago, LLC), 5.00%, 2/15/47	Baa3	500,000	500,360
IL State Fin. Auth. Wtr. Fac. Mandatory Put Bonds (9/1/28), 3.875%, 5/1/40	A	2,250,000	2,234,662
IL State Hsg. Dev. Auth. Rev. Bonds, Ser. A, GNMA Coll., FNMA Coll., FHLMC Coll., 3.125%, 2/1/47	Aaa	11,645,103	10,478,424
IL State Hsg. Dev. Auth. Multi-Fam. Hsg. Mandatory Put Bonds (6/1/25), (South Shore Preservation LP), FHA Insd., 4.00%, 6/1/26	Aaa	5,500,000	5,511,894
IL State Toll Hwy. Auth. Rev. Bonds
Ser. A, 5.00%, 1/1/40	Aa3	12,850,000	12,928,670
Ser. B, 5.00%, 1/1/40	Aa3	10,000,000	10,072,713

6
Strategic Intermediate Municipal Fund

MUNICIPAL BONDS AND NOTES (99.6%)* cont.	Rating**	Principal amount	Value
Illinois cont.
Metro. Pier & Exposition Auth. Rev. Bonds, (McCormick Place Expansion), Ser. B, 5.00%, 12/15/33	A	$300,000	$311,125
Northern IL U. COP, BAM, 5.50%, 4/1/49	AA	2,250,000	2,394,384
Romeoville, Rev. Bonds, (Lewis U.)
5.00%, 10/1/29	BBB	975,000	974,886
5.00%, 10/1/27	BBB	860,000	860,070
5.00%, 10/1/26	BBB	500,000	500,420
St. Clair Cnty., Cmnty. Cahokia Unit School Dist. No. 187 G.O. Bonds
Ser. A, AGM, 5.00%, 1/1/44	AA	260,000	273,152
Ser. A, AGM, 5.00%, 1/1/43	AA	500,000	527,947
Ser. B, AGM, 5.00%, 1/1/43	AA	1,350,000	1,426,483
Ser. A, AGM, 5.00%, 1/1/42	AA	475,000	503,760
Ser. B, AGM, 5.00%, 1/1/42	AA	225,000	238,623
Ser. A, AGM, 5.00%, 1/1/41	AA	400,000	426,011
Ser. B, AGM, 5.00%, 1/1/41	AA	210,000	223,656
Ser. A, AGM, 5.00%, 1/1/40	AA	325,000	348,119
Ser. B, AGM, 5.00%, 1/1/40	AA	210,000	224,939
U. of IL Rev. Bonds, (Hlth. Svcs. Fac. Syst.)
5.50%, 10/1/41	A2	1,660,000	1,836,469
5.50%, 10/1/40	A2	605,000	670,811
5.50%, 10/1/39	A2	380,000	423,036
			96,938,166
Indiana (1.2%)
IN State Fin. Auth. Waste Wtr. Util. Rev. Bonds, (CWA Auth., Inc.)
5.00%, 10/1/42	AA	1,350,000	1,463,007
5.00%, 10/1/41	AA	1,000,000	1,091,138
5.00%, 10/1/40	AA	615,000	677,793
5.00%, 10/1/38	AA	500,000	558,646
Indianapolis, Local Pub. Impt. Bond Bk. Rev. Bonds, Ser. A, 5.00%, 2/1/44	Aa1	1,175,000	1,218,420
Rockport, Poll. Control Rev. Bonds, (AEP Generating Co.), 3.125%, 7/1/25	BBB+	4,150,000	4,142,185
Whiting, Env. Fac. Mandatory Put Bonds (6/5/26), (BP Products North America, Inc.), Ser. A, 5.00%, 12/1/44	A1	12,035,000	12,213,312
			21,364,501
Iowa (0.1%)
IA State Fin. Auth. Rev. Bonds
(Lifespace Cmnty., Inc.), Ser. B, 6.60%, 5/15/28	BBB/F	1,185,000	1,237,348
(Lifespace Cmnty., Inc. Oblig. Group), Ser. A, 4.00%, 5/15/46	BBB/F	1,150,000	1,012,705
			2,250,053
Kansas (0.5%)
Wyandotte Cnty. Kansas City, Unified Govt. Util. Syst. Rev. Bonds, Ser. A, 5.00%, 9/1/45	A2	8,845,000	8,878,655
			8,878,655
Kentucky (2.2%)
Columbia Edl. Dev. Rev. Bonds, (Lindsey Wilson College), 5.00%, 12/1/33	BBB	3,000,000	3,019,898
KY Econ. Dev. Fin. Auth. Rev. Bonds, (KY Wired Infrastructure Co., Inc.), 5.00%, 7/1/30	A3	2,080,000	2,088,366
KY State Pub. Energy Auth. Gas Supply
Mandatory Put Bonds (7/1/30), Ser. A, 5.00%, 5/1/55	A2	5,750,000	6,029,173
Mandatory Put Bonds (6/1/25), Ser. C-1, 4.00%, 12/1/49	A1	675,000	676,015
KY State Pub. Energy Auth. Gas Supply Rev. Bonds, Ser. B, 5.00%, 1/1/55	A1	3,750,000	3,992,126
Louisville & Jefferson Cnty., Metro. Govt. Hlth. Syst. Rev. Bonds
(Norton Hlth. Care), Ser. A, 5.00%, 10/1/41	A	4,700,000	5,022,216
(Norton Healthcare), Ser. A, 5.00%, 10/1/31	A	2,750,000	2,818,700
Louisville and Jefferson Cnty., Metro. Govt. Poll. Control Mandatory Put Bonds (7/1/26), (Louisville Gas and Elec. Co.), 1.75%, 2/1/35	A1	5,000,000	4,883,171
Rural Wtr. Fin. Agcy. Rev. Bonds, Ser. A, 3.90%, 11/1/25	AAA/P	3,000,000	3,000,188
Trimble Cnty., Env. Fac. Mandatory Put Bonds (6/1/27), (Louisville Gas and Elec. Co.), 4.70%, 6/1/54	A1	5,000,000	5,067,809
U. of KY Lease Purchase Oblig. Rev. Bonds, (Hlth. Care Cancer Ctr.)
5.00%, 10/1/42	AA	1,850,000	2,009,509
5.00%, 10/1/41	AA	1,475,000	1,609,429
			40,216,600

Strategic Intermediate Municipal Fund
7

MUNICIPAL BONDS AND NOTES (99.6%)* cont.	Rating**	Principal amount	Value
Louisiana (0.3%)
LA State Local Govt. Env. Fac. & Cmnty. Dev. Auth. 144A Rev. Bonds, (Christwood)
5.00%, 11/15/37	BB/P	$1,900,000	$1,953,168
4.25%, 11/15/30	BB/P	1,045,000	1,045,307
St. John The Baptist Parish Mandatory Put Bonds (7/1/26), (Marathon Oil Corp.), Ser. A-3, 2.20%, 6/1/37	A2	2,000,000	1,971,509
			4,969,984
Maryland (0.3%)
Frederick Cnty., Tax Alloc. Bonds, (Oakdale-Lake Linganore Dev. Dist.), 3.25%, 7/1/29	A/P	890,000	853,345
Frederick Cnty., Edl. Fac. 144A Rev. Bonds, (Mount. St. Mary’s U., Inc.), Ser. A, 5.00%, 9/1/27	BB+	2,045,000	2,056,204
Gaithersburg, Econ. Dev. Rev. Bonds, (Asbury, Oblig. Group), Ser. A, 5.00%, 1/1/36	BBB/F	300,000	305,102
MD State Econ. Dev. Corp. Tax Alloc. Bonds, (Port Covington Dev. Dist.), 3.25%, 9/1/30	BB/P	1,350,000	1,308,524
MD State Hlth. & Higher Ed. Fac. Auth. Rev. Bonds, (Stevenson U.), 4.00%, 6/1/34	BBB–	250,000	244,494
Montgomery Cnty., Hsg. Opportunities Comm. Multi-Fam. Hsg. & Reconstruction Dev. Rev. Bonds, Ser. A, 3.75%, 7/1/32	Aaa	1,500,000	1,500,054
			6,267,723
Massachusetts (1.2%)
MA State Dev. Fin. Agcy. Rev. Bonds
(Mass General Brigham, Inc.), Ser. Q, 5.00%, 7/1/35	Aa3	2,000,000	2,041,262
(Emerson College), 5.00%, 1/1/28	BBB+	1,150,000	1,201,123
Ser. K-1, 5.00%, 10/1/27	Baa3	1,150,000	1,151,579
Ser. K-1, 5.00%, 10/1/26	Baa3	950,000	952,141
(Lasell U.), 4.00%, 7/1/40	BB	4,005,000	3,334,470
MA State Dev. Fin. Agcy. VRDN, (Boston U.), Ser. U-6E, 1.10%, 10/1/42	VMIG 1	6,410,000	6,410,000
MA State Dev. Fin. Agcy. 144A Rev. Bonds
(CHF Merrimack, Inc.), 5.00%, 7/1/44	BB	1,000,000	1,019,514
(Loomis Oblig. Group), 4.00%, 1/1/26	BBB	160,000	160,322
MA State Dev. Fin. Agcy. VRDN (Boston U.), Ser. U-6C, 1.25%, 10/1/42	VMIG 1	4,450,000	4,450,000
MA State Hsg. Fin. Agcy. Mandatory Put Bonds (6/1/25), Ser. 216, FHLMC Coll., FNMA Coll., GNMA Coll., 1.85%, 12/1/50	Aa1	1,000,000	993,902
MA State Hsg. Fin. Agcy. Rev. Bonds, Ser. D, 3.10%, 6/1/30	AA+	720,000	701,870
			22,416,183
Michigan (1.8%)
Detroit G.O. Bonds, Ser. B, 6.844%, 5/1/28	Baa2	620,000	629,391
Detroit, G.O. Bonds
5.50%, 4/1/34	Baa2	660,000	715,003
(Fin. Recvy.), Ser. B-1, 4.00%, 4/1/44	BB/P	4,500,000	3,502,723
Detroit, Downtown Dev. Auth. Tax Alloc. Bonds, 5.00%, 7/1/48	BBB+	5,500,000	5,731,635
Genesee Cnty., Wtr. Supply Syst. G.O. Bonds, AGC
5.00%, 11/1/39	AA	800,000	887,850
5.00%, 11/1/38	AA	585,000	651,912
5.00%, 11/1/37	AA	750,000	838,977
5.00%, 11/1/36	AA	1,000,000	1,124,663
5.00%, 11/1/35	AA	1,000,000	1,131,218
Kalamazoo, Pub. Schools G.O. Bonds, Ser. I, AGM
5.00%, 5/1/48	AA	820,000	850,962
5.00%, 5/1/45	AA	885,000	926,992
Kentwood, Economic Dev. Corp. Rev. Bonds, (Holland Home Oblig. Group), 5.00%, 11/15/37	BBB–/F	1,000,000	1,004,664
MI State Fin. Auth. Rev. Bonds
(Local Govt. Loan Program — Detroit Wtr. & Swr. Dept. (DWSD)), Ser. C, 5.00%, 7/1/35	A1	1,000,000	1,005,362
(Tobacco Settlement), Ser. A-1, 2.326%, 6/1/30	A	34,214	33,364
MI State Fin. Auth. Act 38 Fac. Sr. Rev. Bonds, (Provident Group — HFH Energy, LLC)
5.50%, 2/28/49	A3	750,000	810,885
5.25%, 2/28/43	A3	800,000	858,004
5.25%, 2/28/42	A3	625,000	672,840
5.25%, 2/28/41	A3	550,000	595,454
5.25%, 2/29/40	A3	500,000	545,600
MI State Fin. Auth. Ltd. Oblig. Rev. Bonds
(Lawrence Technological U.), 5.25%, 2/1/32	BBB–	1,145,000	1,161,931
(Lawrence Technological U.), 5.00%, 2/1/47	BBB–	2,000,000	1,883,237
(Lawrence Tech. U.), 4.00%, 2/1/32	BBB–	285,000	275,422
(Lawrence Tech. U.), 4.00%, 2/1/27	BBB–	95,000	94,335

8
Strategic Intermediate Municipal Fund

MUNICIPAL BONDS AND NOTES (99.6%)* cont.	Rating**	Principal amount	Value
Michigan cont.
MI State Strategic Fund Ltd. Oblig. Rev. Bonds, (Holland Home Oblig. Group), 5.00%, 11/15/34	BBB–/F	$1,900,000	$1,933,801
MI State U. Rev. Bonds, Ser. B, 5.00%, 2/15/44	Aa2	3,000,000	3,096,954
Wayne Cnty., Arpt. Auth. Rev. Bonds, Ser. F, 5.00%, 12/1/30	A1	1,840,000	1,855,280
			32,818,459
Minnesota (1.9%)
Duluth, COP, (Indpt. School Dist. No. 709), Ser. A, 4.00%, 3/1/32 (Prerefunded 3/1/27)	Baa1	2,715,000	2,771,308
Duluth, Econ. Dev. Auth. Rev. Bonds, (Benedictine Hlth. Syst. Oblig. Group), Ser. A, 4.00%, 7/1/31	BB/P	625,000	595,010
Hennepin Cnty., VRDN, Ser. B, 2.20%, 12/1/38	A-1	1,310,000	1,310,000
Minneapolis & St. Paul, Metro. Arpt. Comm. Rev. Bonds, Ser. B, 5.00%, 1/1/36	A+	8,500,000	9,148,013
Minneapolis, Hlth. Care Syst. Rev. Bonds
(Fairview Hlth. Services), Ser. A, AGM, 5.00%, 11/15/36	AA	4,835,000	5,001,537
(Fairview Hlth. Svcs.), Ser. A, 5.00%, 11/15/33	Baa1	2,410,000	2,500,500
MN State Higher Ed. Fac. Auth. Mandatory Put Bonds (10/1/27), (U. of St. Thomas), Ser. B-1, 5.00%, 10/1/53	A2	3,000,000	3,109,571
MN State Higher Ed. Fac. Auth. Rev. Bonds, (Augsburg U.), Ser. A, 5.00%, 5/1/46	Ba1	750,000	533,061
MN State Res. Hsg. Fin. Agcy. Ser. VRDN, GNMA Coll., FNMA Coll., FHLMC Coll., 2.25%, 1/1/41	VMIG 1	500,000	500,000
MN State Rural Wtr. Fin. Auth. Rev. Bonds, (Pub. Projects Construction), 4.375%, 4/1/25	AAA/P	2,000,000	2,000,231
Ramsey, Charter School Rev. Bonds, (PACT Charter School), Ser. A, 5.00%, 6/1/32	BB+	2,400,000	2,380,970
Rochester, Hlth. Care Fac. VRDN, (Mayo Clinic), Ser. B, 2.10%, 11/15/38	VMIG 1	1,500,000	1,500,000
St. Paul, Hsg. & Redev. Auth. Charter School Lease Rev. Bonds, (Hmong College Prep Academy), 5.50%, 9/1/36	BB+	3,000,000	3,042,799
St. Paul, Port Auth. Dist. Energy Rev. Bonds, Ser. 23-4, 5.25%, 10/1/42	A–	1,000,000	1,034,475
			35,427,475
Mississippi (0.1%)
Gulfsport, Hosp. Fac. Rev. Bonds, (Memorial Hosp. at Gulfport), 5.50%, 7/1/50	Baa2	1,150,000	1,237,657
MS Bus. Fin. Comm. Gulf Opportunity Zone Mandatory Put Bonds (10/3/25), (Chevron USA, Inc.), Ser. B, 1.25%, 12/1/30	VMIG 1	980,000	980,000
			2,217,657
Missouri (2.0%)
Kansas City, Indl. Dev. auth. Arpt. Rev. Bonds, 5.00%, 3/1/35	A2	5,000,000	5,188,602
Kansas City, Indl. Dev. Auth. Arpt. Special Oblig. Rev. Bonds
(Kansas City, Intl. Arpt.), 5.00%, 3/1/32	A2	1,000,000	1,043,707
(Kansas City Intl. Arpt.), 5.00%, 3/1/30	A2	1,540,000	1,632,089
MI State Hlth. & Edl. Fac. Rev. Bonds, (U. of Hlth. Sciences & Pharmacy in St. Louis)
5.00%, 5/1/28	BB+	1,775,000	1,780,131
4.00%, 5/1/43	BB+	1,750,000	1,399,824
4.00%, 5/1/40	BB+	615,000	511,060
4.00%, 5/1/39	BB+	3,750,000	3,159,615
4.00%, 5/1/37	BB+	2,600,000	2,251,433
MI State Hlth. & Edl. Fac. 144A Rev. Bonds, (U. of Hlth. Sciences & Pharmacy in St. Louis), 4.00%, 5/1/45	BB+	1,280,000	995,996
MI State Hlth. & Edl. Fac. Auth. Rev. Bonds, (U. of Hlth. Sciences & Pharmacy in St. Louis)
4.00%, 5/1/39	BB+	1,250,000	1,053,205
4.00%, 5/1/38	BB+	1,440,000	1,230,078
MO State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Mercy Hlth.), 5.50%, 12/1/41	A1	2,100,000	2,354,482
(Mercy Hlth.), 5.50%, 12/1/40	A1	1,100,000	1,240,339
(Children’s Mercy Hosp. (The)), Ser. A, 4.00%, 5/15/42	AA–	3,195,000	3,074,725
MO State Hlth. & Edl. Fac. Auth. Hlth. Fac. Mandatory Put Bonds (5/1/26), (BJC Hlth. Care), Ser. B, 4.00%, 5/1/51	Aa2	1,000,000	1,012,211
MO State Hlth. & Edl. Fac. Auth. Hlth. Fac. Rev. Bonds
(Mercy Health/MO), Ser. B, 5.00%, 2/1/33	A+	2,025,000	2,036,871
(Mercy Health), BAM, 4.00%, 11/15/42	AA	1,555,000	1,512,677
Plaza at Noah’s Ark Cmnty. Impt. Dist. Rev. Bonds
3.00%, 5/1/26	B+/P	275,000	271,347
3.00%, 5/1/25	B+/P	225,000	224,400
Poplar Bluff, Regl. Trans. Dist. Rev. Bonds, Ser. B
4.00%, 12/1/37	BBB	2,300,000	2,210,864
3.375%, 12/1/31	BBB	1,295,000	1,242,054
St. Louis, Arpt. Rev. Bonds, 5.00%, 7/1/30	A2	1,430,000	1,520,055
			36,945,765

Strategic Intermediate Municipal Fund
9

MUNICIPAL BONDS AND NOTES (99.6%)* cont.	Rating**	Principal amount	Value
Montana (0.1%)
Forsyth, Poll. Control Rev. Bonds, (NorthWestern Corp.), 3.875%, 7/1/28	A3	$2,200,000	$2,230,451
			2,230,451
Nebraska (1.3%)
Omaha, Pub. Pwr. Dist. Rev. Bonds, Ser. A, 5.00%, 2/1/46	Aa2	5,000,000	5,231,303
Omaha, Pub. Pwr. Dist. Elec. Rev. Bonds
Ser. C, 5.00%, 2/1/54	Aa2	3,750,000	3,968,962
Ser. C, 5.00%, 2/1/44	Aa2	2,715,000	2,950,502
Ser. C, 5.00%, 2/1/43	Aa2	2,250,000	2,461,289
Ser. D, 5.00%, 2/1/43	Aa2	5,000,000	5,469,532
Ser. C, 5.00%, 2/1/42	Aa2	2,150,000	2,367,598
Ser. C, 5.00%, 2/1/41	Aa2	1,750,000	1,941,049
			24,390,235
Nevada (2.4%)
Clark Cnty., Poll. Control Mandatory Put Bonds (3/31/26), (NV Pwr. Co.), 3.75%, 1/1/36	A2	2,250,000	2,249,155
Clark Cnty., School Dist. G.O. Bonds, Ser. B, BAM, 3.00%, 6/15/36	AA	1,000,000	931,228
Humboldt Cnty., Poll. Control Rev. Bonds, (Sierra Pacific Pwr. Co,)
3.55%, 10/1/29	A	2,000,000	2,018,043
3.55%, 10/1/29	A	2,000,000	2,010,416
Las Vegas NV, Convention & Visitor Auth. Ctr. Rev. Bonds, Ser. B, 5.00%, 7/1/43 T	Aa3	9,660,000	9,954,630
Las Vegas Valley Wtr. Dist. G.O. Bonds, Ser. A, 5.00%, 6/1/46	Aa1	10,865,000	11,012,907
Las Vegas, Convention and Visitors Auth. Convention Ctr. Expansion Rev. Bonds, (Cnty. of Clark & City of Las Vegas Combined Room Tax), Ser. A
5.00%, 7/1/43	Aa3	1,205,000	1,292,107
5.00%, 7/1/42	Aa3	1,200,000	1,292,174
5.00%, 7/1/41	Aa3	1,000,000	1,081,912
5.00%, 7/1/40	Aa3	1,550,000	1,692,008
5.00%, 7/1/39	Aa3	760,000	835,008
Las Vegas, Special Impt. Dist. No. 818 Special Assmt. Bonds, (Summerlin Village 27)
5.00%, 12/1/44	BB–/P	935,000	946,451
5.00%, 12/1/39	BB–/P	1,000,000	1,033,913
Reno-Tahoe, Arpt. Auth. Rev. Bonds
Ser. A, 5.25%, 7/1/40	A	1,000,000	1,078,400
Ser. A, 5.25%, 7/1/39	A	1,000,000	1,084,332
Ser. B, 5.00%, 7/1/44	A	1,100,000	1,178,408
Washoe Cnty., Gas & Wtr. Fac. Mandatory Put Bonds (10/1/29), (Sierra Pacific Pwr. Co,), 3.625%, 3/1/36	A	3,000,000	3,012,773
Washoe Cnty., Wtr. Fac. Mandatory Put Bonds (10/1/29), (Sierra Pacific Pwr. Co,), 3.625%, 3/1/36	A	1,000,000	1,004,258
			43,708,123
New Hampshire (1.4%)
National Fin. Auth. Rev. Bonds
(NH Bus. Fin. Auth.), Ser. 24-1, Class A, 4.25%, 7/20/41	A2	2,972,662	2,906,455
(NH Bus. Fin. Auth.), Ser. 24-3, Class A, 4.164%, 10/20/41	A2	3,988,420	3,784,998
(NH Bus. Fin. Auth.), Ser. 23-2, 3.875%, 1/20/38	BBB	5,014,175	4,776,820
(Caritas Acquisitions VII, LLC), Ser. A, 3.75%, 8/15/30	BBB–/P	1,050,000	1,021,716
(NH Bus. Fin. Auth.), Ser. 2, 3.625%, 8/20/39	A3	7,768,776	7,293,715
National Fin. Auth. Affordable Hsg. Certif. Mandatory Put Bonds (10/1/34), Ser. 24-1, Class A, 4.15%, 10/20/40	A	3,495,000	3,421,378
NH State Hlth. & Ed. Fac. Auth. Rev. Bonds, (Southern NH Med. Ctr.), 5.00%, 10/1/37	A–	2,000,000	2,024,829
			25,229,911
New Jersey (1.2%)
Camden Cnty., Impt. Auth. Multi-Fam. Mandatory Put Bonds (3/1/26), 5.00%, 3/1/27	Aaa	4,000,000	4,076,010
NJ State Econ. Dev. Auth.
Mandatory Put Bonds (6/1/28), (American Wtr. Co., Inc.), 3.75%, 11/1/34	A1	3,000,000	2,998,025
Mandatory Put Bonds (12/3/29), (American Water Co., Inc.), 2.20%, 10/1/39	A1	3,500,000	3,085,535
NJ State Econ. Dev. Auth. Rev. Bonds, Ser. SSS
5.25%, 6/15/39	A2	1,000,000	1,134,049
5.25%, 6/15/38	A2	1,585,000	1,808,122
5.25%, 6/15/37	A2	1,060,000	1,216,384
NJ State Hlth. Care Fac. Fin. Auth. VRDN, (AHS Hosp. Corp.), Ser. B, 2.08%, 7/1/36	VMIG 1	1,000,000	1,000,000

10
Strategic Intermediate Municipal Fund

MUNICIPAL BONDS AND NOTES (99.6%)* cont.	Rating**	Principal amount	Value
New Jersey cont.
NJ State Trans. Trust Fund Auth. Rev. Bonds
(Federal Hwy. Reimbursement Notes), 5.00%, 6/15/28	A+	$750,000	$768,381
Ser. A, 4.25%, 6/15/40	A2	2,000,000	2,041,331
Passaic Cnty., Impt. Auth. Rev. Bonds, (Paterson Arts & Science Charter School), 4.25%, 7/1/33	BBB–	570,000	578,152
South Jersey, Trans. Auth. Syst. Rev. Bonds, Ser. A
5.00%, 11/1/40	BBB+	2,500,000	2,690,633
5.00%, 11/1/38	BBB+	1,140,000	1,240,102
			22,636,724
New Mexico (0.9%)
Farmington, Poll. Control Mandatory Put Bonds (6/1/29), (Pub. Svcs. Co. of NM)
Ser. B, 3.875%, 6/1/40	Baa2	2,750,000	2,792,942
Ser. E, 3.875%, 6/1/40	Baa2	5,000,000	5,078,076
Farmington, Poll. Control Rev. Bonds, (Pub. Service Co. of NM), Ser. B, 2.15%, 4/1/33	Baa2	2,000,000	1,658,620
NM State Mtge. Fin. Auth. Multi-Fam. Hsg.
Mandatory Put Bonds (9/1/25), (Mountain View II & III Apt.), 5.00%, 2/1/42	Aaa	1,150,000	1,153,162
Mandatory Put Bonds (6/1/25), (Santa Fe Apt.), 5.00%, 2/1/42	Aaa	4,750,000	4,756,924
Sante Fe, Retirement Fac. Rev. Bonds, (El Castillo Retirement Res.), 5.00%, 5/15/42	BB+/F	980,000	980,073
			16,419,797
New York (10.6%)
Albany, Cap. Resource Corp. Rev. Bonds, (Empire Commons Student Hsg., Inc.)
5.00%, 5/1/26	A	400,000	406,099
Ser. A, 5.00%, 5/1/25	A	645,000	647,100
Build NY City Resource Corp. Rev. Bonds
(Classical Charter School, Inc.), 4.00%, 6/15/33	BBB–	970,000	963,842
(Global Cmnty. Charter School), 4.00%, 6/15/32	BB+	500,000	494,324
(Grand Concourse Academy Charter School), 3.40%, 7/1/27	BBB–	190,000	188,431
Build NY City Resource Corp. 144A Rev. Bonds
(Unity Preparatory Charter School of Brooklyn), 5.00%, 6/15/33	BB	665,000	704,579
(East Harlem Scholars Academy Charter School), 5.00%, 6/1/32	BB	375,000	393,121
Dutchess Cnty., Local Dev. Corp. Rev. Bonds, (Culinary Inst. of America (The)), 5.00%, 7/1/34	Baa2	500,000	515,092
Monroe Cnty., Indl. Dev. Agcy. Multi-Fam. Rev. Bonds, (Andrews Terrace Cmnty. Partners LP), 4.72%, 1/1/44	Aaa	5,000,000	5,105,998
NY City, G.O. Bonds
Ser. D, 5.50%, 4/1/46	Aa2	17,865,000	19,899,259
Ser. D, 5.25%, 4/1/47	Aa2	16,325,000	17,747,017
Ser. C-1, 5.25%, 9/1/45	Aa2	1,465,000	1,610,803
Ser. A-1, 5.00%, 8/1/38	Aa2	1,500,000	1,531,929
NY City, VRDN, (Fiscal 2023), Ser. A-4, 1.85%, 9/1/49	VMIG 1	1,500,000	1,500,000
NY City, Hsg. Dev. Corp. Mandatory Put Bonds (12/22/26), (Sustainable Dev.), Ser. F-2-B, FHA Insd., 3.40%, 11/1/62	AA+	12,750,000	12,706,510
NY City, Hsg. Dev. Corp. Multi-Fam. Hsg. Mandatory Put Bonds (12/30/27), (Sustainable Dev.), Ser. A-2, 3.70%, 5/1/63	AA+	10,000,000	10,024,883
NY City, Hsg. Dev. Corp. Multi-Fam. Hsg. Rev. Bonds
3.00%, 11/1/44	AA+	765,000	609,182
(Sustainability Bonds), Ser. I-1, FHA Insd., 2.55%, 11/1/45	AA+	6,255,000	4,380,223
NY City, Hsg. Dev. Corp. Multi-Fam. Mtge. Rev. Bonds, (8 Spruce St.)
Class B, 6.033%, 12/15/31	Aa3	500,000	506,735
Class F, 5.25%, 12/15/31	BBB–/P	7,085,000	7,239,986
Class E, 4.375%, 12/15/31	Baa3	1,750,000	1,780,983
NY City, Muni. Wtr. & Swr. Syst. Fin. Auth. Rev. Bonds
Ser. EE, 5.00%, 6/15/45	Aa1	2,730,000	2,911,691
Ser. A, 5.00%, 6/15/43	Aa1	1,800,000	1,957,020
NY City, Muni. Wtr. & Swr. Syst. Fin. Auth. VRDN, Ser. DD-1, 1.20%, 6/15/43	VMIG 1	5,500,000	5,500,000
NY City, Transitional Fin. Auth. Bldg. Aid Rev. Bonds, Ser. S-2, 5.00%, 7/15/40	Aa2	5,745,000	5,779,365
NY City, Transitional Fin. Auth. Future Tax Secd. VRDN
Ser. A-4, 1.85%, 8/1/45	VMIG 1	4,000,000	4,000,000
1.55%, 8/1/42	VMIG 1	5,375,000	5,375,000
NY State Dorm. Auth. Rev. Bonds
(NY Inst. Of Tech.), 5.00%, 7/1/42	Baa2	870,000	920,237
(NY Inst. Of Tech.), 5.00%, 7/1/41	Baa2	685,000	727,750
(NY Inst. Of Tech.), 5.00%, 7/1/39	Baa2	1,000,000	1,074,703

Strategic Intermediate Municipal Fund
11

MUNICIPAL BONDS AND NOTES (99.6%)* cont.	Rating**	Principal amount	Value
New York cont.
NY State Dorm. Auth. Rev. Bonds
(NY Inst. Of Tech.), 5.00%, 7/1/38	Baa2	$650,000	$703,836
(NY Inst. Of Tech.), 5.00%, 7/1/37	Baa2	345,000	375,791
4.00%, 5/1/38	A3	4,000,000	4,077,539
NY State Dorm. Auth. Personal Income Tax Rev. Bonds
Ser. A, 5.00%, 3/15/45	Aa1	4,000,000	4,300,002
Ser. A-3, 3.00%, 3/15/39	Aa1	7,915,000	6,942,537
NY State Dorm. Auth. Sales Tax Rev. Bonds, Ser. E, 5.00%, 3/15/44	Aa1	9,180,000	9,459,417
NY State Energy Research & Dev. Auth. Poll. Control Rev. Bonds, (NY State Elec. & Gas Corp.), Ser. C, 4.00%, 4/1/34	A–	3,700,000	3,773,769
NY State Hsg. Fin. Agcy. Rev. Bonds, Ser. C, GNMA Coll., FNMA Coll., FHLMC Coll., 3.05%, 11/1/36	Aa2	1,500,000	1,365,603
NY State Hsg. Fin. Agcy. Affordable Hsg. Rev. Bonds, (Sustainability Bonds), Ser. C-1, 4.50%, 11/1/43	Aa2	1,000,000	1,007,630
NY State Hsg. Fin. Agcy. Affordable Hsg. Mandatory Put Bonds (11/1/31), Ser. A, FHLMC Coll., 3.57%, 5/1/42	Aaa	1,000,000	1,000,909
NY State Hsg. Fin. Agcy. Personal Income Tax
Mandatory Put Bonds (12/15/30), Ser. A-2, 3.45%, 6/15/54	Aa1	2,480,000	2,472,823
Mandatory Put Bonds (6/15/29), Ser. A-2, 3.35%, 6/15/54	Aa1	4,000,000	3,999,400
NY State Liberty Dev. Corp. Rev. Bonds, (Port Auth. of NY & NJ), Ser. 1WTC, 2.75%, 2/15/44	AA–	7,750,000	5,798,899
NY State Mtge. Agcy. Rev. Bonds, Ser. 196, 2.60%, 4/1/25	Aa1	750,000	748,843
NY State Trans. Special Fac. Dev. Corp. Rev. Bonds
(Delta Air Lines, Inc.), 5.625%, 4/1/40	Baa3	4,000,000	4,263,889
(JFK New Terminal One, LLC), AGM, 5.50%, 6/30/42	AA	1,750,000	1,884,867
(JFK New Terminal One, LLC), 5.50%, 6/30/40	Baa3	875,000	938,247
(JFK New Terminal One, LLC), 5.50%, 6/30/39	Baa3	1,000,000	1,074,804
(JFK New Terminal One, LLC), 5.50%, 6/30/38	Baa3	2,000,000	2,161,250
(Delta Air Lines, Inc.), 5.00%, 10/1/35	Baa3	500,000	522,284
(JFK Intl. Arpt. Term. 4, LLC), 5.00%, 12/1/29	Baa1	500,000	527,299
(American Airlines, Inc.), 2.25%, 8/1/26	BB/F	105,000	102,378
NY State Urban Dev. Corp. Sales Tax Rev. Bonds, Ser. A, 5.00%, 3/15/44	Aa1	5,000,000	5,384,385
Oneida Indian Nation 144A Rev. Bonds, (Oneida Indian Nation of NY), Ser. B, 6.00%, 9/1/43	BBB–/F	1,700,000	1,854,421
Port Auth. of NY & NJ Rev. Bonds
Ser. 218, 5.00%, 11/1/49 T	Aa3	1,535,000	1,575,754
Ser. 189, 5.00%, 5/1/45	Aa3	3,250,000	3,256,908
5.00%, 1/15/37	Aa3	1,000,000	1,073,777
5.00%, 1/15/36	Aa3	1,000,000	1,077,568
Ser. 197, 5.00%, 11/15/35	Aa3	5,000,000	5,086,817
Triborough Bridge & Tunnel Auth. Sales Tax Rev. Bonds, Ser. A-1, 5.00%, 5/15/49	AA+	4,000,000	4,262,170
			198,275,678
North Carolina (0.3%)
NC Agriculture & Tech. State U. Rev. Bonds
5.00%, 10/1/42	Aa3	950,000	1,019,008
5.00%, 10/1/41	Aa3	450,000	485,028
NC State Cap. Fac. Fin. Agcy. Edl. Fac. Rev. Bonds, (Campbell U.), Ser. A, 5.00%, 10/1/26	Baa2	1,250,000	1,275,274
NC State Med. Care Comm. Hlth. Care Fac. Rev. Bonds, (Lutheran Svcs. for the Aging, Inc. Oblig. Group), Ser. C
5.00%, 3/1/28	BBB/F	365,000	375,247
5.00%, 3/1/27	BBB/F	460,000	468,978
5.00%, 3/1/26	BBB/F	440,000	444,212
4.00%, 3/1/29	BBB/F	755,000	753,574
			4,821,321
North Dakota (0.5%)
Cass Cnty., Joint Wtr. Resource Dist. G.O. Bonds, Ser. A, 3.45%, 4/1/27	Aa3	8,000,000	7,986,047
Horace, G.O. Bonds, Ser. B, 4.85%, 8/1/26	Baa3	750,000	750,865
			8,736,912
Ohio (2.7%)
Cleveland-Cuyahoga Cnty., Rev. Bonds, (Euclid Ave. Dev., Corp.), 5.00%, 8/1/39	A3	3,000,000	3,000,392
Cleveland-Cuyahoga Cnty., Port Auth. Cultural Fac. Rev. Bonds
(Playhouse Sq. Foundation), 5.25%, 12/1/38	BB+	500,000	511,079
(Playhouse Square Foundation), 5.00%, 12/1/33	BB+	3,460,000	3,549,352

12
Strategic Intermediate Municipal Fund

MUNICIPAL BONDS AND NOTES (99.6%)* cont.	Rating**	Principal amount	Value
Ohio cont.
Columbus, Metro. Hsg. Auth. Rev. Bonds, (Waldren Woods)
5.00%, 6/1/34	A+	$3,325,000	$3,530,403
4.00%, 6/1/34	A+	1,400,000	1,391,850
Columbus-Franklin Cnty., Fin. Auth. Multi-Fam. Hsg. Mandatory Put Bonds (2/1/27), (Dering Family Homes Owner, LLC), 5.00%, 7/1/45	Aaa	3,000,000	3,081,130
Dayton-Montgomery Cnty., Port Auth. Rev. Bonds, (Dayton Regl. STEM Schools, Inc.), 5.00%, 12/1/44	Baa3	500,000	510,688
Franklin Cnty., Hlth. Care Fac. Rev. Bonds, (Friendship Village of Dublin Oblig. Group), 5.00%, 11/15/34	BBB+/F	700,000	700,254
Hamilton Cnty., Hlth. Care Rev. Bonds, (Life Enriching Cmnty.), 5.00%, 1/1/36	BBB–/F	3,055,000	3,060,252
Lancaster, Port Auth. Gas Supply Rev. Bonds, Ser. A, 5.00%, 2/1/55	Aa1	19,065,000	20,209,610
OH State Higher Edl. Fac. Comm. Rev. Bonds
(Cleveland Inst. of Art (The)), 5.00%, 12/1/33	BB	1,570,000	1,558,840
(Cleveland Inst. of Music (The)), 5.00%, 12/1/32	BBB–	600,000	628,414
(Cleveland Inst. of Art (The)), 5.00%, 12/1/28	BB	865,000	865,148
(John Carroll U.), 5.00%, 10/1/28	Baa2	370,000	384,355
(John Carroll U.), 5.00%, 10/1/25	Baa2	220,000	222,013
OH State Hosp. Rev. Bonds, (Premier Hlth. Partners Oblig. Group)
5.00%, 11/15/27	Baa1	240,000	247,913
5.00%, 11/15/26	Baa1	285,000	292,511
Ohio State Air Qlty. Dev. Auth. Mandatory Put Bonds (6/1/27), (Duke Energy Corp.), Ser. 22B, 4.00%, 9/1/30	Baa2	3,250,000	3,283,106
Port of Greater Cincinnati Dev. Auth. Rev. Bonds, (Duke Energy)
AGM, 5.25%, 12/1/53	AA	525,000	554,268
AGM, 5.25%, 12/1/48	AA	400,000	426,834
5.00%, 12/1/53	AA	800,000	831,059
5.00%, 12/1/48	AA	825,000	873,044
Port of Greater Cincinnati Dev. Auth. 144A Rev. Bonds, 4.25%, 12/1/50	BB/P	690,000	674,085
Scioto Cnty., Hosp. Rev. Bonds, (Southern OH Med. Ctr.), 5.00%, 2/15/33	Baa1	500,000	504,935
			50,891,535
Oklahoma (0.1%)
Tulsa, Indl. Auth. Rev. Bonds, (U. of Tulsa (The)), 5.00%, 10/1/25	Baa3	1,000,000	1,002,644
			1,002,644
Oregon (0.2%)
Keizer, Special Assmt. Bonds, (Keizer Station), Ser. A, 5.20%, 6/1/31	Aa3	160,000	160,697
Port of Portland, Arpt. Rev. Bonds
(Portland Intl. Arpt.), 5.00%, 7/1/39	AA–	1,350,000	1,391,516
Ser. 24B, 5.00%, 7/1/33	AA–	2,000,000	2,041,110
			3,593,323
Other (3.4%)
Federal Home Loan Mortgage Corporation Multifamily ML certificates
Ser. ML-14, Class A, 3.65%, 11/25/38	AA+	4,929,048	4,411,255
Ser. 19-ML-05, Class A-US, 3.40%, 1/25/36	AA+	8,358,996	7,844,481
Ser. 24-ML-26, Class A-CA, 3.158%, 12/25/38	AA+	22,970,411	19,697,594
Ser. 19-ML-06, Class A-US, 2.543%, 6/25/37	AA+	12,943,229	10,939,344
Ser. 23-ML-16, Class A-CA, 2.750%, 11/25/35	AA+	4,864,979	4,231,721
Ser. 24-ML-25, Class A-SPC, 3.5428%, 11/25/38	AA+	4,387,524	4,072,383
Ser. ML-13, Class A, 3.125%, 09/25/36	AA+	9,630,179	8,484,025
Federal Home Loan Mortgage Corporation Multifamily VRD certificates, Ser. M-048, Class A, 3.150%, 01/15/36	AA+	3,000,000	2,645,994
			62,326,797
Pennsylvania (3.8%)
Allegheny Cnty., Arpt. Auth. Rev. Bonds, Ser. A
AGM, 5.50%, 1/1/43	AA	1,500,000	1,632,175
AGM, 5.50%, 1/1/42	AA	1,000,000	1,092,416
AGM, 5.50%, 1/1/41	AA	1,000,000	1,096,552
5.00%, 1/1/35	AA	8,155,000	8,611,620
5.00%, 1/1/34	AA	2,330,000	2,466,984
Chester Cnty., Indl. Dev. Auth. Rev. Bonds, (Avon Grove Charter School), 5.00%, 3/1/27	BBB–	3,600,000	3,665,307

Strategic Intermediate Municipal Fund
13

MUNICIPAL BONDS AND NOTES (99.6%)* cont.	Rating**	Principal amount	Value
Pennsylvania cont.
Chester Cnty., Indl. Dev. Auth. Student Hsg. Rev. Bonds, (West Chester U. Student Hsg., LLC), Ser. A, 5.00%, 8/1/45	Ba2	$750,000	$713,083
Crawford Cnty., Indl. Dev. Auth. Rev. Bonds, (Allegheny College)
5.00%, 5/1/31	A–	1,465,000	1,480,397
5.00%, 5/1/30	A–	1,510,000	1,527,316
5.00%, 5/1/29	A–	1,440,000	1,457,605
5.00%, 5/1/28	A–	1,370,000	1,388,176
Dallas, Area Muni. Auth. U. Rev. Bonds, (Misericordia U.), 5.00%, 5/1/29	Baa3	300,000	300,017
Lancaster Cnty., Hosp. Auth. VRDN, (Masonic Homes), Ser. D, 1.25%, 7/1/34	A-1+	460,000	460,000
Lancaster, Indl. Dev. Auth. Rev. Bonds, (Landis Homes Oblig. Group), 4.00%, 7/1/46	BBB–/F	675,000	609,089
Lehigh Cnty., Indl. Dev. Auth. Charter School Rev. Bonds, (Seven Generations Charter School), 4.00%, 5/1/41	BB	1,775,000	1,534,557
PA Rev. Bonds, (City of Philadelphia, Wtr. & Wastewater)
4.00%, 1/1/32	Baa2	540,000	547,423
4.00%, 1/1/31	Baa2	165,000	167,468
4.00%, 1/1/30	Baa2	115,000	116,619
4.00%, 1/1/29	Baa2	725,000	733,559
PA State Econ. Dev. Fin. Auth. Rev. Bonds
(PennDOT Major Bridges), 5.25%, 6/30/36	Baa2	1,650,000	1,789,552
(PennDOT Major Bridges), 5.25%, 6/30/35	Baa2	2,030,000	2,208,214
(PA Bridges Finco LP), 5.00%, 12/31/34	BBB	16,800,000	17,043,671
Philadelphia, Auth. for Indl. Dev. 144A Rev. Bonds, (U. of Arts (The))
12.834%, 3/5/25 F	C/P	1,444,354	1,298,059
12.834%, 3/5/25 F	C/P	150,953	147,934
12.834%, 3/5/25 F	C/P	548,855	537,878
12.834%, 3/5/25 F	C/P	433,306	391,095
Philadelphia, Auth. for Indl. Dev. Rev. Bonds, (U. of Arts (The))
5.00%, 3/15/45 (In default) †	D/P	5,452,551	3,271,531
4.50%, 3/15/29 (In default) †	D/P	1,610,981	966,589
Philadelphia, Auth. for Indl. Dev. Rev. Bonds
(St. Joseph’s U.), 5.00%, 11/1/47	A–/P	3,000,000	3,012,457
(MaST Cmnty. Charter School II), 5.00%, 8/1/40	BBB–	935,000	943,444
Philadelphia, School Dist. G.O. Bonds, Ser. F, BAM, 5.00%, 9/1/27	AA	6,860,000	7,080,878
Southeastern PA Trans. Auth. Rev. Bonds, (Asset Impt. Program), 5.25%, 6/1/40	Aa3	1,250,000	1,380,818
			69,672,483
Puerto Rico (0.3%)
Cmnwlth. of PR, G.O. Bonds
Ser. A1, 5.625%, 7/1/27	BB–/P	1,683,000	1,755,045
Ser. A1, 5.375%, 7/1/25	BB–/P	1,697,651	1,708,559
Ser. A-1, 4.00%, 7/1/33	BB–/P	2,400,000	2,388,728
			5,852,332
Rhode Island (0.1%)
RI Hlth. & Edl. Bldg. Corp. Rev. Bonds, (Lifespan Oblig. Group-Hosp. Fin.)
5.00%, 5/15/33	BBB+	365,000	369,977
5.00%, 5/15/26	BBB+	580,000	590,721
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. B, 5.00%, 6/1/50	BBB–/P	1,000,000	1,000,577
			1,961,275
South Carolina (1.1%)
SC State Jobs Econ. Dev. Auth. Hlth. Care Rev. Bonds
5.25%, 11/15/39	BB	800,000	837,613
5.00%, 11/15/31	BB	250,000	262,220
5.00%, 11/15/30	BB	225,000	235,525
5.00%, 11/15/29	BB	200,000	208,342
5.00%, 11/15/28	BB	250,000	259,061
5.00%, 11/15/27	BB	250,000	257,442
SC State Jobs Econ. Dev. Auth. Hlth. Fac. Rev. Bonds, (Novant Hlth.), 5.50%, 11/1/46	A1	9,500,000	10,529,584
SC State Pub. Svcs. Auth. Rev. Bonds
Ser. A, 5.00%, 12/1/37	A3	3,435,000	3,482,542
(Oblig.), Ser. B, 5.00%, 12/1/37	A3	500,000	509,445
Ser. A, 5.00%, 12/1/36	A3	1,500,000	1,522,346
SC State Trans. Infrastructure Bank Rev. Bonds, Ser. A, 3.00%, 10/1/36	Aa2	1,740,000	1,578,642
			19,682,762

14
Strategic Intermediate Municipal Fund

MUNICIPAL BONDS AND NOTES (99.6%)* cont.	Rating**	Principal amount	Value
Tennessee (3.1%)
Knox Cnty., Hlth. Ed. & Hsg. Fac. Board Student Hsg. Rev. Bonds
(Provident Group — UTK Properties, LLC), Ser. A-1, BAM, 5.00%, 7/1/44	AA	$625,000	$656,490
(U. of TN), Ser. B-1, BAM, 5.00%, 7/1/44	AA	2,200,000	2,310,846
(Provident Group — UTK Properties, LLC), Ser. A-1, BAM, 5.00%, 7/1/43	AA	550,000	579,701
(Provident Group — UTK Properties, LLC), Ser. A-1, BAM, 5.00%, 7/1/42	AA	1,100,000	1,164,278
(Provident Group — UTK Properties, LLC), Ser. A-1, BAM, 5.00%, 7/1/41	AA	825,000	876,728
(Provident Group — UTK Properties, LLC), Ser. A-1, BAM, 5.00%, 7/1/40	AA	425,000	454,119
(Provident Group — UTK Properties, LLC), Ser. A-1, BAM, 5.00%, 7/1/39	AA	450,000	483,269
(Provident Group — UTK Properties, LLC), Ser. A-1, BAM, 5.00%, 7/1/38	AA	425,000	461,798
(Provident Group — UTK Properties, LLC), Ser. A-1, BAM, 5.00%, 7/1/36	AA	450,000	491,528
Knoxville, Cmnty. Dev. Corp. Multi-Fam. Mandatory Put Bonds (6/1/26), (DGA Grosvenor Square), 4.00%, 12/1/27	AA+	2,000,000	2,019,266
Metro. Govt. Nashville & Davidson Cnty., Hlth. & Edl. Fac. Board Rev. Bonds
(Trevecca Nazarene U.), 5.00%, 10/1/34	BBB–/F	450,000	465,348
Ser. A, 5.00%, 7/1/29	A	10,000,000	10,745,901
Metro. Nashville, Arpt. Auth. Rev. Bonds, Ser. B
5.50%, 7/1/37	A1	875,000	968,502
5.50%, 7/1/36	A1	650,000	722,447
5.00%, 7/1/33	A2	1,000,000	1,060,578
Tennergy Corp. Gas Mandatory Put Bonds (9/1/28), Ser. A, 4.00%, 12/1/51	A1	13,175,000	13,217,825
Tennergy Corp. Gas Mandatory Put Bonds (12/1/29), Ser. A, 5.00%, 10/1/54	Aa1	1,945,000	2,047,196
TN Hsg. Dev. Agcy. Res. Fin. Program Mandatory Put Bonds (10/1/25), 3.50%, 7/1/55	VMIG 1	6,000,000	6,001,588
TN State Energy Acquisition Corp. Mandatory Put Bonds (5/1/28), Ser. A-1, 5.00%, 5/1/53	A2	11,550,000	11,950,020
			56,677,428
Texas (11.0%)
Arlington, Higher Ed. Fin. Corp. Rev. Bonds, (Uplift Ed.), Ser. A, PSFG, 4.00%, 12/1/32	AAA	375,000	378,748
Arlington, Higher Ed. Fin. Corp. 144A Rev. Bonds
(Magellan School (The)), 5.50%, 6/1/32	Ba3	1,245,000	1,293,902
(BASIS TX Charter Schools, Inc.), 4.50%, 6/15/44	Ba2	830,000	791,731
(BASIS TX Charter Schools, Inc.), 4.25%, 6/15/39	Ba2	1,075,000	1,045,631
(BASIS TX Charter Schools, Inc.), 4.125%, 6/15/34	Ba2	770,000	763,768
Austin, Arpt. Syst. Rev. Bonds, Ser. B-1, 5.00%, 11/15/44	A1	5,000,000	5,099,745
Austin, Cmnty. College Dist. G.O. Bonds, (Maintenance Tax), 3.00%, 8/1/35	Aa1	1,350,000	1,247,769
Austin, Indpt. School Dist. G.O. Bonds, PSFG, 5.00%, 8/1/49	Aaa	10,435,000	11,174,617
Austin-Bergstrom Landhost Enterprises, Inc. Rev. Bonds
5.00%, 10/1/36	A	1,485,000	1,499,055
5.00%, 10/1/33	A	400,000	406,802
Barbers Hill, Indpt. School Dist. G.O. Bonds, PSFG, 5.00%, 2/15/44	Aaa	750,000	816,407
Clifton, Higher Ed. Fin. Corp. Ed. Rev. Bonds
(Braination, Inc.), 5.25%, 8/15/49	Aaa	2,000,000	2,112,314
(Braination, Inc.), 5.25%, 8/15/44	Aaa	750,000	803,208
(Intl. Leadership of TX, Inc.), Ser. D, 5.25%, 8/15/27	Baa3	3,890,000	3,916,503
(Intl. Leadership of TX, Inc.), PSFG, 5.00%, 8/15/39	Aaa	1,000,000	1,088,511
(Intl. Leadership of TX, Inc.), PSFG, 5.00%, 8/15/38	Aaa	900,000	985,212
(YES Prep Pub. Schools, Inc.), PSFG, 5.00%, 4/1/38	Aaa	265,000	284,119
(Intl. Leadership of TX, Inc.), PSFG, 5.00%, 8/15/37	Aaa	1,000,000	1,102,810
(YES Prep Pub. Schools, Inc.), PSFG, 5.00%, 4/1/36	Aaa	560,000	604,916
(IDEA Pub. Schools), Ser. B, PSFG, 5.00%, 8/15/27	A–	350,000	358,750
(YES Prep Pub. Schools, Inc.), PSFG, 4.00%, 4/1/43	Aaa	1,650,000	1,603,518
(Intl. Leadership of TX, Inc.), PSFG, 3.00%, 8/15/39	Aaa	1,560,000	1,346,034
Corpus Christi, Util. Syst. Rev. Bonds, Ser. C, 5.00%, 7/15/40	Aa3	3,050,000	3,065,902
Crowley, Indpt. School Dist. G.O. Bonds, PSFG, 5.00%, 2/1/49	Aaa	10,230,000	10,860,170
Danbury, Higher Ed. Auth. Incorporate Ed. Rev. Bonds, (Ser-Ninos, Inc.), Ser. A, PSFG, 4.00%, 8/15/41	AAA	2,080,000	2,018,615
Fort Bend, Grand Parkway Toll Rd. Auth. Rev. Bonds
3.00%, 3/1/39	Aa1	1,245,000	1,108,508
3.00%, 3/1/38	Aa1	1,205,000	1,082,902
Fort Bend, Indpt. School Dist. Mandatory Put Bonds (8/1/26), Ser. B, PSFG, 0.72%, 8/1/51	AAA	820,000	779,533
Galveston, Wharves and Term. Rev. Bonds
(First Lien), Ser. B, 5.25%, 8/1/44	A	500,000	533,875
(First Lien), Ser. B, 5.25%, 8/1/43	A	400,000	428,572

Strategic Intermediate Municipal Fund
15

MUNICIPAL BONDS AND NOTES (99.6%)* cont.	Rating**	Principal amount	Value
Texas cont.
Galveston, Wharves and Term. Rev. Bonds
(AMT First Lien), Ser. A, 5.25%, 8/1/38	A	$1,650,000	$1,758,945
(AMT First Lien), Ser. A, 5.25%, 8/1/37	A	1,250,000	1,336,799
Grand Parkway Trans. Corp. Rev. Bonds, Ser. A, 5.00%, 10/1/48 T	AA+	12,000,000	12,329,640
Harris Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds, (YMCA of the Greater Houston Area), Ser. A, 5.00%, 6/1/38	Ba1	500,000	465,820
Harris Cnty., Indl. Dev. Corp. Mandatory Put Bonds (6/1/33), (Energy Transfer LP), 4.05%, 11/1/50	Baa2	2,500,000	2,494,433
Highland Park, Indpt. School Dist. G.O. Bonds, PSFG, 4.00%, 2/15/28 (Prerefunded 2/15/25)	Aaa	5,000,000	5,001,980
Houston, Arpt. Syst. Rev. Bonds
(United Airlines, Inc.), Ser. B, 5.25%, 7/15/33	Ba3	4,000,000	4,247,140
Ser. A, 4.00%, 7/1/35	A1	1,500,000	1,500,197
Houston, Hsg. Fin. Corp. Multi-Fam. Hsg. Mandatory Put Bonds (8/1/26), (Summerdale Apt., LP), 5.00%, 8/1/41	Aaa	3,000,000	3,052,726
Houston, Indpt. School Dist. Mandatory Put Bonds (6/1/25), Ser. A-2, PSFG, 3.50%, 6/1/39	Aaa	3,250,000	3,248,716
Hutto, Indpt. School Dist. G.O. Bonds, PSFG, 5.00%, 8/1/42	Aaa	1,000,000	1,092,593
Lake Houston Redev. Auth. Rev. Bonds, (City of Houston, Reinvestment Zone No. 10)
5.00%, 9/1/31	BBB–	200,000	208,733
5.00%, 9/1/30	BBB–	200,000	208,200
5.00%, 9/1/29	BBB–	175,000	181,308
5.00%, 9/1/28	BBB–	150,000	154,603
5.00%, 9/1/26	BBB–	125,000	126,946
5.00%, 9/1/25	BBB–	100,000	100,568
4.00%, 9/1/33	BBB–	150,000	144,705
4.00%, 9/1/32	BBB–	150,000	145,991
Lewisville, Indpt. School Dist. G.O. Bonds, PSFG, 3.00%, 8/15/39	AAA	1,000,000	880,878
Lower CO River Auth. Mandatory Put Bonds (5/1/28), Ser. B, 5.00%, 5/15/39	A	2,500,000	2,612,271
Matagorda Cnty., Poll. Control Rev. Bonds, (Dist. No. 1), Ser. A, AMBAC, 4.40%, 5/1/30	BBB+	1,180,000	1,237,162
Melissa, Indpt. School Dist. G.O. Bonds, PSFG
5.00%, 2/1/44	AAA	500,000	542,061
5.00%, 2/1/43	AAA	750,000	816,196
5.00%, 2/1/42	AAA	750,000	820,002
5.00%, 2/1/41	AAA	500,000	549,112
New Hope, Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(TX Woman’s U. CHF-Collegiate Hsg. Dining), Ser. B-1, AGM, 5.00%, 7/1/38	AA	860,000	881,531
(Collegiate Hsg. College Station I, LLC), 5.00%, 4/1/29	Baa3	2,190,000	2,191,152
North TX, Tollway Auth. Rev. Bonds, Ser. A
5.25%, 1/1/44	Aa3	2,500,000	2,755,902
5.00%, 1/1/45	Aa3	3,125,000	3,362,274
5.00%, 1/1/43	Aa3	625,000	676,324
Princeton, Indpt. School Dist. G.O. Bonds, PSFG, 5.00%, 2/15/40	Aaa	1,000,000	1,091,465
Prosper, Indpt. School Dist. Mandatory Put Bonds (8/15/26), PSFG, 4.00%, 2/15/50	Aaa	2,000,000	2,018,353
Red Oak, Indpt. School Dist. G.O. Bonds, PSFG
5.00%, 2/15/43	Aaa	1,980,000	2,139,799
5.00%, 2/15/42	Aaa	2,685,000	2,914,101
Royse City, Indpt. School Dist. G.O. Bonds, PSFG
5.00%, 2/15/43	Aaa	1,000,000	1,076,468
5.00%, 2/15/42	Aaa	1,450,000	1,568,262
5.00%, 2/15/41	Aaa	1,000,000	1,085,749
SA Energy Acquisition Pub. Fac. Corp. Rev. Bonds, (Gas Supply), 5.50%, 8/1/25	A2	1,000,000	1,007,708
San Antonio, G.O. Bonds
5.00%, 2/1/44	Aaa	3,500,000	3,775,980
5.00%, 2/1/43	Aaa	2,500,000	2,703,041
5.00%, 2/1/42	Aaa	4,000,000	4,337,827
San Antonio, Elec. & Gas Syst. Rev. Bonds
Ser. C, 5.50%, 2/1/49	Aa2	5,000,000	5,541,153
Ser. E, 5.00%, 2/1/44	Aa2	5,080,000	5,490,848
Ser. D, 5.00%, 2/1/43	Aa2	8,000,000	8,708,936
Ser. D, 5.00%, 2/1/42	Aa2	7,750,000	8,491,223
San Antonio, Hsg. Trust Pub. Fac. Corp. Multi-Fam. Rev. Bonds, (Brooks Family Apt. LP), Ser. A, FNMA Coll., 4.55%, 3/1/43	Aaa	7,350,000	7,403,101

16
Strategic Intermediate Municipal Fund

MUNICIPAL BONDS AND NOTES (99.6%)* cont.	Rating**	Principal amount	Value
Texas cont.
Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement Fac. Rev. Bonds, (Buckner Retirement Svcs., Inc.)
5.00%, 11/15/37	A–/F	$2,360,000	$2,387,173
5.00%, 11/15/37	A–/F	1,980,000	1,994,886
Tarrant Cnty., Cultural Edl. Fac. Fin. Corp. Rev. Bonds, (TX Hlth. Resources), 5.00%, 2/15/41	Aa2	7,445,000	7,558,496
TX State G.O. Bonds, 3.00%, 8/1/34	Aaa	2,255,000	2,054,319
TX State Affordable Hsg. Corp. Multi-Fam. Hsg.
Mandatory Put Bonds (4/1/26), (Eden Court Apt.), 5.00%, 4/1/43	Aaa	2,100,000	2,127,695
Mandatory Put Bonds (7/1/26), (FC Juniper Creek Hsg.), 3.75%, 7/1/44	Aaa	2,550,000	2,568,791
TX State Dept. Housing & Comm. Rev. Bonds, (Oaks on Lamar), FNMA Coll., 3.55%, 9/1/34	AA+	2,755,941	2,632,293
TX State Muni. Gas Acquisition & Supply Corp. Mandatory Put Bonds (1/1/34), 5.00%, 1/1/55	A1	8,000,000	8,501,953
TX State Pub. Fin. Auth. Rev. Bonds, (TX Southern U.), BAM
5.25%, 5/1/39	AA	500,000	539,665
5.25%, 5/1/38	AA	300,000	326,167
5.25%, 5/1/37	AA	300,000	327,747
Uptown Dev. Auth. Tax Alloc. Bonds, (City of Houston Reinvestment Zone No. 16), 3.00%, 9/1/38	Baa2	1,785,000	1,436,298
			205,536,552
Utah (1.5%)
Infrastructure Agcy. Telecomm. Rev. Bonds
5.625%, 10/15/38	BBB–/F	1,000,000	1,102,572
5.25%, 10/15/35	BBB–/F	1,300,000	1,411,333
5.00%, 10/15/27	BBB–/F	1,000,000	1,032,093
5.00%, 10/15/27	BBB–/F	550,000	567,223
4.00%, 10/15/31	BBB–/F	460,000	460,392
4.00%, 10/15/29	BBB–/F	600,000	602,913
Mida Mountain Village, Pub. Infrastructure Dist. 144A Tax Alloc. Bonds, Ser. 2, 5.50%, 6/15/39	CCC+/P	1,000,000	1,022,353
Salt Lake City, Arpt. Rev. Bonds, Ser. A
5.25%, 7/1/40	A+	8,160,000	8,790,958
5.00%, 7/1/34	A+	2,000,000	2,157,495
5.00%, 7/1/32	A+	2,000,000	2,163,168
5.00%, 7/1/28	A+	750,000	786,056
5.00%, 7/1/27	A+	950,000	985,533
UT Infrastructure Agcy. Rev. Bonds, Ser. A
4.00%, 10/15/36	BBB–/F	400,000	389,587
4.00%, 10/15/28	BBB–/F	900,000	904,685
3.00%, 10/15/26	BBB–/F	500,000	494,708
UT Infrastructure Agcy. Telecomm. Rev. Bonds
Ser. A, 5.00%, 10/15/34	BBB–/F	1,380,000	1,412,604
Ser. A, 5.00%, 10/15/32	BBB–/F	2,165,000	2,220,915
5.00%, 10/15/29	BBB–/F	1,300,000	1,363,363
UT State Charter School Fin. Auth. Rev. Bonds, (UT Charter Academies, Inc.), 5.00%, 10/15/30	AA	575,000	593,700
			28,461,651
Vermont (0.2%)
VT State Edl. & Hlth. Bldg. Fin. Agcy. Rev. Bonds, (Champlain College, Inc.), Ser. A
5.00%, 10/15/30	BBB–	500,000	498,966
5.00%, 10/15/29	BBB–	900,000	900,087
5.00%, 10/15/28	BBB–	1,875,000	1,876,863
5.00%, 10/15/27	BBB–	760,000	761,570
			4,037,486
Virgin Islands (0.1%)
Matching Fund Special Purpose Securitization Corp. Rev. Bonds, Ser. A
5.00%, 10/1/30	BB/P	1,000,000	1,051,056
5.00%, 10/1/27	BB/P	515,000	532,236
			1,583,292
Virginia (0.4%)
Isle of Wright Cnty., Econ. Dev. Auth. Rev. Bonds, (Riverside Hlthcare. Assn.), AGM
5.25%, 7/1/43	AA	2,000,000	2,188,456
5.00%, 7/1/38	AA	600,000	654,017
5.00%, 7/1/37	AA	500,000	548,131

Strategic Intermediate Municipal Fund
17

MUNICIPAL BONDS AND NOTES (99.6%)* cont.	Rating**	Principal amount	Value
Virginia cont.
James City Cnty., Econ. Dev. Auth. Res. Care Fac. Rev. Bonds, (Williamsburg Landing, Inc.)
Ser. A, 5.75%, 12/1/28	BB+/P	$640,000	$640,857
5.50%, 12/1/28	BB+/P	1,100,000	1,101,249
VA State Small Bus. Fin. Auth. Rev. Bonds, (National Sr. Campuses, Inc. Oblig. Group)
5.00%, 1/1/29	A/F	590,000	620,912
5.00%, 1/1/27	A/F	320,000	329,145
4.00%, 11/1/52	Aaa	2,000,000	2,002,464
			8,085,231
Washington (2.3%)
Grays Harbor Cnty., Pub. Hosp. Dist. No. 1 Rev. Bonds
6.75%, 12/1/44	BB+	6,420,000	7,150,439
5.75%, 12/1/27	BB+	695,000	723,762
5.75%, 12/1/25	BB+	625,000	629,664
King Cnty., Hsg. Auth. Rev. Bonds, 5.50%, 5/1/38	AAA	2,500,000	2,503,357
Port of Seattle Rev. Bonds, Ser. B
5.00%, 8/1/40	AA–	1,750,000	1,846,603
5.00%, 5/1/27	AA–	1,100,000	1,137,270
Seattle, Muni. Lt. & Pwr. Mandatory Put Bonds (11/1/26), Ser. B, 2.50%, 5/1/45	Aa2	750,000	739,000
Skagit Cnty., Pub. Hosp. Dist. No. 1 Rev. Bonds
5.50%, 12/1/42	Baa3	875,000	933,595
5.50%, 12/1/41	Baa3	775,000	830,301
5.50%, 12/1/40	Baa3	1,000,000	1,077,340
5.50%, 12/1/38	Baa3	885,000	963,265
WA State G.O. Bonds, Ser. C, 5.00%, 2/1/41	Aaa	3,860,000	4,148,952
WA State Hlth. Care Fac. Rev. Bonds, (CommonSpirit Hlth.), Ser. A-2, 5.00%, 8/1/44	A3	1,140,000	1,161,118
WA State Hsg. Fin. Comm. Rev. Bonds
(Eastside Retirement Assn.), Ser. A, 5.00%, 7/1/38	A–/F	1,580,000	1,678,334
Ser. 1, Class A, 4.221%, 3/20/40	A3	2,894,683	2,805,637
(Social Certif.), Ser. A-1, 3.50%, 12/20/35	BBB+	6,546,150	6,118,589
Ser. 1, Class A, 3.375%, 4/20/37	BBB+	5,641,057	5,074,553
WA State Hsg. Fin. Comm. Nonprofit 144A Rev. Bonds, (Seattle Academy of Arts & Sciences)
6.375%, 7/1/63	BBB	1,820,000	1,984,555
5.125%, 7/1/33	BBB	735,000	787,192
			42,293,526
West Virginia (0.3%)
WV State Hosp. Fin. Auth. Rev. Bonds, (Vandalia Hlth., Inc.), Ser. B
5.75%, 9/1/43	Baa1	3,000,000	3,268,811
5.75%, 9/1/41	Baa1	2,000,000	2,197,068
			5,465,879
Wisconsin (2.8%)
Pub. Fin. Auth. Rev. Bonds, (Roseman U. of Hlth. Sciences), 5.00%, 4/1/25	BB	455,000	455,368
Pub. Fin. Auth. 144A Rev. Bonds
(Foundation Academy Charter School), 5.00%, 7/1/35	BB+	700,000	727,108
(Roseman U. of Hlth. Sciences), 5.00%, 4/1/30	BB	475,000	488,470
(Foundation Academy Charter School), 4.75%, 7/1/45	BB+	1,800,000	1,708,574
(WFCS Holdings, LLC), Ser. A-1, 4.50%, 1/1/35	BB–/P	1,110,000	1,108,202
Pub. Fin. Auth. Ed. 144A Rev. Bonds
(North Carolina Leadership Academy), 5.00%, 6/15/49	BB+/P	1,560,000	1,510,567
(Mater Academy of NV), 5.00%, 12/15/34	BB	825,000	855,671
Pub. Fin. Auth. Multi-Fam Affordable Hsg. 144A Rev. Bonds, (Dominium Holdings I, LLC), Ser. 1, Class B-1, 6.81%, 4/28/36	BBB–/P	2,850,000	2,909,461
Pub. Fin. Auth. Poll. Control Mandatory Put Bonds (10/1/30), (Duke Energy Progress, LLC), 3.70%, 10/1/46	Aa3	7,000,000	7,010,474
Pub. Fin. Auth. Student Hsg. Fac. Rev. Bonds
(Beyond Boone, LLC-Appalachian State U.), Ser. A, AGM, 5.00%, 7/1/54	AA	1,475,000	1,482,584
(Beyond Boone, LLC-Appalachian State U.), Ser. A, AGM, 5.00%, 7/1/44	AA	1,000,000	1,014,666
(NC A&T Real Estate Foundation, LLC), 5.00%, 6/1/28	BBB–	655,000	675,217
(NC A&T Real Estate Foundation, LLC), 5.00%, 6/1/27	BBB–	880,000	900,930
Pub. Fin. Auth. Student Hsg. Fac. 144A Rev. Bonds, (CHF-Manoa, LLC), Ser. A
5.50%, 7/1/43	BBB–	1,000,000	1,063,597
5.25%, 7/1/38	BBB–	1,000,000	1,073,146

18
Strategic Intermediate Municipal Fund

MUNICIPAL BONDS AND NOTES (99.6%)* cont.	Rating**	Principal amount	Value
Wisconsin cont.
WI Pub. Fin. Auth. Edl. Fac. 144A Rev. Bonds, (Methodist U. (The)), 4.00%, 3/1/29	BB	$1,780,000	$1,693,564
WI State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Marshfield Clinic Hlth. Syst.), 5.50%, 2/15/54	BBB	6,830,000	7,356,819
(ThedaCareFroedtert Hlth.), 5.00%, 4/1/45	AA	2,500,000	2,672,629
(Milwaukee Reg. Med. Ctr. Util. & Infrastructure), 5.00%, 4/1/44	AA	7,890,000	8,118,835
(ThedaCareFroedtert Hlth.), 5.00%, 4/1/44	AA	1,700,000	1,827,502
(Froedtert Health, Inc.), Ser. A, 4.00%, 4/1/37	AA	3,930,000	3,967,433
WI State Hsg. & Econ. Dev. Auth. Home Ownership Rev. Bonds, Ser. A, GNMA Coll., FNMA Coll., FHLMC Coll., 2.69%, 7/1/47	Aaa	4,776,852	4,164,760
			52,785,577
Total municipal bonds and notes (cost $1,839,465,384) $1,845,183,149
SHORT-TERM INVESTMENTS (1.6%)*	Principal amount/shares	Value
Putnam Short Term Investment Fund Class P 4.54% L	Shares 30,179,161	$30,179,161
U.S. Treasury Bills 4.312%, 4/8/25 #	$300,000	297,764
Total short-term investments (cost $30,476,844)		$30,476,925
TOTAL INVESTMENTS
Total investments (cost $1,869,942,228)	$1,875,660,074
Notes to the fund’s portfolio
Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from August 1, 2024 through January 31, 2025 (the reporting period). Within the following notes to the portfolio, references to “Franklin Advisers” represent Franklin Advisers, Inc., the fund’s investment manager, a direct wholly-owned subsidiary of Franklin Resources, Inc., and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.
*	Percentages indicated are based on net assets of $1,853,177,319.
**	The Moody’s, Standard & Poor’s or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by “/F.” Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
†	This security is non-income-producing.
††	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
#	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $242,072 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).
##	Forward commitment, in part or in entirety (Note 1).
F	This security is valued by Franklin Advisers at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities’ valuation inputs (Note 1).
L	Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
T	Underlying security in a tender option bond transaction. This security has been segregated as collateral for financing transactions.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index, US Secured Overnight Financing Rate (SOFR), Chicago Mercantile Exchange (CME) Term SOFR 3 Month or CME Term SOFR 6 Month rates, which were 2.25%, 4.38%, 4.30%, and 4.25%, respectively, as of the close of the reporting period.
The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
The dates shown on debt obligations are the original maturity dates.
The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
Housing	17.9%
Utilities	14.6
Transportation	14.5
Education	11.9
Health care	11.3

Strategic Intermediate Municipal Fund
19

FUTURES CONTRACTS OUTSTANDING at 1/31/25 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Bond Ultra 30 yr (Short)	73	$8,648,219	$8,648,219	Mar-25	$527,429
U.S. Treasury Note 5 yr (Long)	347	36,917,547	36,917,547	Mar-25	(276,957)
Unrealized appreciation					527,429
Unrealized (depreciation)					(276,957)
Total					$250,472
ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$1,842,808,183	$2,374,966
Short-term investments	—	30,476,925	—
Totals by level	$—	$1,873,285,108	$2,374,966
	Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$250,472	$—	$—
Totals by level	$250,472	$—	$—
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund’s net assets and were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

20
Strategic Intermediate Municipal Fund

Financial statements

Statement of assets and liabilities

1/31/25 (Unaudited)

ASSETS
Investment in securities, at value (Note 1):
Unaffiliated issuers (identified cost $1,839,763,067)	$1,845,480,913
Affiliated issuers (identified cost $30,179,161) (Note 5)	30,179,161
Cash	511
Dividends, interest and other receivables	20,116,692
Receivable for shares of the fund sold	2,521,760
Receivable for investments sold	9,966,464
Receivable for variation margin on futures contracts (Note 1)	79,808
Prepaid assets	70,233
Total assets	1,908,415,542

LIABILITIES
Payable for investments purchased	6,607,616
Payable for purchases of delayed delivery securities (Note 1)	16,632,327
Payable for shares of the fund repurchased	3,304,340
Payable for compensation of Manager (Note 2)	642,432
Payable for custodian fees (Note 2)	10,954
Payable for investor servicing fees (Note 2)	423,188
Payable for Trustee compensation and expenses (Note 2)	82,047
Payable for administrative services (Note 2)	2,879
Payable for distribution fees (Note 2)	68,223
Payable for floating rate notes issued (Note 1)	26,005,153
Payable for variation margin on futures contracts (Note 1)	78,617
Distributions payable to shareholders	1,066,495
Other accrued expenses	313,952
Total liabilities	55,238,223
Net assets	$1,853,177,319

Represented by
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$1,848,699,937
Total distributable earnings (Note 1)	4,477,382
Total — Representing net assets applicable to capital shares outstanding	$1,853,177,319

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value and redemption price per class A share ($290,349,032 divided by 20,740,016 shares)	$14.00
Offering price per class A share (100/97.75 of $14.00)*	$14.32
Net asset value and offering price per class C share ($8,099,866 divided by 577,014 shares)**	$14.04
Net asset value, offering price and redemption price per class R6 share ($34,734,742 divided by 2,481,006 shares)	$14.00
Net asset value, offering price and redemption price per class Y share ($1,519,993,679 divided by 108,520,090 shares)	$14.01
*	On single retail sales of less than $100,000. On sales of $100,000 or more the offering price is reduced.
**	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

Strategic Intermediate Municipal Fund	21

Statement of operations

Six months ended 1/31/25 (Unaudited)

Investment income
Interest	$32,825,310
Dividends (including dividend income of $1,131,969 from investments in affiliated issuers) (Note 5)	1,131,969
Total investment income	33,957,279

EXPENSES
Compensation of Manager (Note 2)	3,525,390
Investor servicing fees (Note 2)	1,172,433
Custodian fees (Note 2)	13,323
Trustee compensation and expenses (Note 2)	28,182
Distribution fees (Note 2)	397,207
Administrative services (Note 2)	18,309
Interest and fees expense (Note 2)	351,456
Other	304,709
Total expenses	5,811,009
Expense reduction (Note 2)	(11,044)
Net expenses	5,799,965
Net investment income	28,157,314

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	2,427,932
Futures contracts (Note 1)	(2,002,789)
Total net realized gain	425,143
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers	(14,083,954)
Futures contracts	660,817
Total change in net unrealized depreciation	(13,423,137)
Net loss on investments	(12,997,994)
Net increase in net assets resulting from operations	$15,159,320

The accompanying notes are an integral part of these financial statements.

22	Strategic Intermediate Municipal Fund

Statement of changes in net assets

	Six months ended 1/31/25*	Year ended 7/31/24
Increase in net assets
Operations
Net investment income	$28,157,314	$41,415,690
Net realized gain (loss) on investments	425,143	(1,058,250)
Change in net unrealized appreciation (depreciation) of investments	(13,423,137)	26,436,683
Net increase in net assets resulting from operations	15,159,320	66,794,123
Distributions to shareholders (Note 1):
From ordinary income
Taxable net investment income
Class A	(174,011)	(526,446)
Class B	(1)	(50)
Class C	(4,071)	(18,727)
Class R6	(21,465)	(48,304)
Class Y	(898,906)	(2,184,728)
From tax-exempt net investment income
Class A	(4,156,626)	(6,720,396)
Class B	(28)	(542)
Class C	(95,438)	(177,134)
Class R6	(519,366)	(647,832)
Class Y	(21,792,023)	(30,043,810)
Increase from capital share transactions (Note 4)	370,061,856	419,977,666
Total increase in net assets	357,559,241	446,403,820
Net assets
Beginning of period	1,495,618,078	1,049,214,258
End of period	$1,853,177,319	$1,495,618,078
*Unaudited.

The accompanying notes are an integral part of these financial statements.

Strategic Intermediate Municipal Fund	23

Financial highlights

(For a common share outstanding throughout the period)

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%)[a]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[b,c]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)
Class A
January 31, 2025**	$14.10	.22	(.10)	.12	(.22)	—	(.22)	$14.00	.85*	$290,349	.45*	1.57*	20*
July 31, 2024	13.82	.42	.27	.69	(.41)	—	(.41)	14.10	5.10	269,359.90		3.06	49
July 31, 2023	14.00	.34	(.18)	.16	(.34)	—	(.34)	13.82	1.22	220,266.84		2.56	37
July 31, 2022	15.37	.21	(1.11)	(.90)	(.20)	(.27)	(.47)	14.00	(5.99)	200,256.84		1.49	34
July 31, 2021	15.33	.25	.43	.68	(.26)	(.38)	(.64)	15.37	4.57	207,780	.87[e]	1.63	78
July 31, 2020	15.38	.36	.27	.63	(.36)	(.32)	(.68)	15.33	4.23	218,232	.87[d]	2.36	42
Class C
January 31, 2025**	$14.13	.17	(.09)	.08	(.17)	—	(.17)	$14.04	.54*	$8,100	.83*	1.19*	20*
July 31, 2024	13.86	.32	.26	.58	(.31)	—	(.31)	14.13	4.24	9,288	1.65	2.31	49
July 31, 2023	14.04	.24	(.18)	.06	(.24)	—	(.24)	13.86	.48	8,512	1.59	1.79	37
July 31, 2022	15.43	.11	(1.13)	(1.02)	(.10)	(.27)	(.37)	14.04	(6.75)	9,473	1.59	.73	34
July 31, 2021	15.38	.13	.45	.58	(.15)	(.38)	(.53)	15.43	3.84	11,268	1.62[e]	.90	78
July 31, 2020	15.43	.24	.27	.51	(.24)	(.32)	(.56)	15.38	3.42	15,888	1.64[d]	1.59	42
Class R6
January 31, 2025**	$14.10	.25	(.11)	.14	(.24)	—	(.24)	$14.00	1.02*	$34,735	.28*	1.74*	20*
July 31, 2024	13.82	.47	.27	.74	(.46)	—	(.46)	14.10	5.47	28,257.54		3.44	49
July 31, 2023	14.00	.38	(.18)	.20	(.38)	—	(.38)	13.82	1.52	13,855.57		2.88	37
July 31, 2022	15.39	.26	(1.12)	(.86)	(.26)	(.27)	(.53)	14.00	(5.76)	4,243.58		1.90	34
July 31, 2021	15.35	.29	.43	.72	(.30)	(.38)	(.68)	15.39	4.84	803	.61[e]	1.86	78
July 31, 2020	15.40	.39	.28	.67	(.40)	(.32)	(.72)	15.35	4.47	410	.63[d]	2.60	42
Class Y
January 31, 2025**	$14.10	.24	(.09)	.15	(.24)	—	(.24)	$14.01	1.05*	$1,519,994	.32*	1.70*	20*
July 31, 2024	13.83	.46	.26	.72	(.45)	—	(.45)	14.10	5.29	1,188,701.65		3.32	49
July 31, 2023	14.01	.38	(.18)	.20	(.38)	—	(.38)	13.83	1.49	806,539.59		2.84	37
July 31, 2022	15.39	.25	(1.12)	(.87)	(.24)	(.27)	(.51)	14.01	(5.77)	318,012.59		1.87	34
July 31, 2021	15.35	.29	.43	.72	(.30)	(.38)	(.68)	15.39	4.82	58,762	.62[e]	1.87	78
July 31, 2020	15.40	.39	.28	.67	(.40)	(.32)	(.72)	15.35	4.47	44,668	.64[d]	2.59	42

The accompanying notes are an integral part of these financial statements.

24
Strategic Intermediate Municipal Fund

Financial highlightscont.

Before August 28, 2020, the fund was managed with a materially different investment strategy and may have achieved materially different performance results under its current strategy from that shown for periods before this date.
*	Not annualized.
**	Unaudited.
[a]	Total return assumes dividend reinvestment and does not reflect the effect of sales charges.
[b]	Includes amounts paid through expense offset arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.
[c]	Includes interest and fee expense associated with borrowings which amounted to (for each class):
Percentage of average net assets
January 31, 2025	0.02%
July 31, 2024	0.01
July 31, 2023	0.02
July 31, 2022	0.02
July 31, 2021	0.02
July 31, 2020	0.02
[d]	Includes one-time proxy costs of 0.05%.
[e]	Includes one-time proxy costs of 0.02%.

The accompanying notes are an integral part of these financial statements.

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Notes to financial statements 1/31/25 (Unaudited)

Unless otherwise noted, the “reporting period” represents the period from August 1, 2024 through January 31, 2025. The following table defines commonly used references within the Notes to financial statements:

References to	Represent
1940 Act	Investment Company Act of 1940, as amended
Franklin Advisers	Franklin Advisers, Inc., the fund’s investment manager, a direct wholly-owned subsidiary of Franklin Templeton
Franklin Distributors	Franklin Distributors, LLC, an indirect wholly-owned subsidiary of Franklin Templeton
Franklin Templeton	Franklin Resources, Inc.
Franklin Templeton Services	Franklin Templeton Services, LLC, a wholly-owned subsidiary of Franklin Templeton
FTIML	Franklin Templeton Investment Management Limited
JPMorgan	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
PIL	Putnam Investments Limited, an indirect wholly-owned subsidiary of Franklin Templeton
PSERV	Putnam Investor Services, Inc., a wholly-owned subsidiary of Franklin Templeton
Putnam Management	Putnam Investment Management, LLC, an indirect wholly-owned subsidiary of Franklin Templeton
SEC	Securities and Exchange Commission
State Street	State Street Bank and Trust Company

Putnam Strategic Intermediate Municipal Fund (the fund) is a diversified series of Putnam Tax-Free Income Trust (the Trust), a Massachusetts business trust registered under the 1940 Act as an open-end management investment company. The goal of the fund is to seek as high a level of current income exempt from federal income tax as Franklin Advisers believes is consistent with preservation of capital. The fund invests mainly in bonds that pay interest that is exempt from federal income tax (but that may be subject to federal alternative minimum tax (AMT)). The fund normally maintains an average dollar-weighted maturity between three and ten years. The fund may invest broadly in municipal bonds of any duration (a measure of the sensitivity of a bond’s price to interest rate changes), maturity and credit quality although the bonds the fund invests in are mainly investment-grade in quality. The fund may also invest in investments that are below-investment-grade (sometimes referred to as “junk bonds”), which can be more sensitive to changes in markets, credit conditions, and interest rates, and may be considered speculative. Under normal circumstances, the fund invests at least 80% of the fund’s net assets in tax-exempt investments. Investments paying interest subject to the federal AMT for individuals are considered tax-exempt investments for purposes of this policy. This investment policy cannot be changed without the approval of the fund’s shareholders. The fund may invest up to 20% of its net assets in securities the income on which is subject to federal income tax and may invest without limit in investments the income on which is subject to the AMT. Franklin Advisers may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments.

The fund offers the following share classes. The expenses for each class of shares may differ based on the distribution and investor servicing fees of each class, which are identified in Note 2.

Share class	Sales charge	Contingent deferred sales charge	Conversion feature
Class A	Up to 2.25%	1.00% on certain redemptions of shares bought with no initial sales charge	None
Class C	None	1.00% eliminated after one year	Converts to class A shares after 8 years
Class R6 †	None	None	None
Class Y †	None	None	None
† Not available to all investors.

Effective September 5, 2024, the fund converted all of its class B shares into class A shares, and subsequently terminated its class B shares as a fund offering.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s Agreement and Declaration of Trust, any claims asserted by a shareholder against or on behalf of the Trust (or its series), including claims against Trustees and Officers, must be brought in courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation.  The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.

Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by the fund’s investment manager. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and

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Strategic Intermediate Municipal Fund

ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security’s fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a–5 under the 1940 Act, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, is recorded on the accrual basis. Amortization and accretion of premiums and discounts on debt securities, if any, is recorded on the accrual basis.

Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

Securities purchased or sold on a forward commitment or delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts The fund uses futures contracts for hedging treasury term structure risk and for yield curve positioning.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral pledged to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

Tender option bond transactions The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (TOB trust) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds to third parties and allowing the fund to retain the residual interest in the TOB trust’s assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in the fund’s portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities. At the close of the reporting period, the fund’s investments with a value of $35,205,466 were held by the TOB trust and served as collateral for $26,005,153 in floating-rate bonds outstanding. For the reporting period ended, the fund incurred interest expense of $299,744 for these investments based on an average interest rate of 3.25%.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit Effective January 31, 2025, the fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers) managed by an affiliate of Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility) which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the fund shall, in addition to interest charged on any borrowings made by the fund and other costs incurred by the fund, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in Other expenses in the Statements of operations. During the reporting period, the fund did not use the Global Credit Facility.

Prior to January 31, 2025, the fund participated, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may have been made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest was charged to the fund based on the fund’s borrowings. A closing fee equal to 0.04% of the committed

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line of credit and 0.04% of the uncommitted line of credit was paid by the participating funds and a $75,000 fee was paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit was allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At July 31, 2024, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

Loss carryover
Short-term	Long-term	Total
$—	$4,290,259	$4,290,259

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $1,868,555,935, resulting in gross unrealized appreciation and depreciation of $21,953,286 and $14,598,675, respectively, or net unrealized appreciation of $7,354,611.

Distributions to shareholders Income dividends are recorded daily by the fund and are paid monthly. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

The fund pays Franklin Advisers a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.590%	of the first $5 billion,
0.540%	of the next $5 billion,
0.490%	of the next $10 billion,
0.440%	of the next $10 billion,
0.390%	of the next $50 billion,
0.370%	of the next $50 billion,
0.360%	of the next $100 billion and
0.355%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.210% of the fund’s average net assets.

Franklin Advisers has contractually agreed, through November 30, 2025, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Franklin Advisers has retained Putnam Management as a sub-advisor for the fund pursuant to a sub-advisory agreement. Pursuant to the agreement, Putnam Management provides certain advisory and related services to the fund. Franklin Advisers pays a monthly fee to Putnam Management based on the costs of Putnam Management in providing these services to the fund, which may include a mark-up not to exceed 15% over such costs.

Effective November 1, 2024, FTIML is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Franklin Advisers from time to time. FTIML did not manage any portion of the assets of the fund during the reporting period. If Franklin Advisers were to engage the services of FTIML, Franklin Advisers (and not the fund) would pay a monthly sub-management fee to FTIML for its services at an annual rate of 0.20% of the average net assets of the portion of the fund managed by FTIML.

Prior to November 1, 2024, PIL was authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Franklin Advisers from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Franklin Advisers had engaged the services of PIL, Franklin Advisers (and not the fund) would have paid a quarterly sub-management fee to PIL for its services at an annual rate of 0.20% of the average net assets of the portion of the fund managed by PIL. Effective November 1, 2024, PIL merged into FTIML, and PIL investment professionals became employees of FTIML.

Franklin Templeton Services provides certain administrative services to the fund. The fee for those services is paid by the fund’s investment manager based on the fund’s average daily net assets and is not an additional expense of the fund.

The fund reimburses Franklin Advisers an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custodian fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

PSERV, an affiliate of Franklin Advisers, provides investor servicing agent functions to the fund. PSERV received fees for investor servicing for class A, class B, class C and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. PSERV has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts.

Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%.

During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$197,976
Class B	2
Class C	6,023
Class R6	7,910
Class Y	960,522
Total	$1,172,433

The fund has entered into expense offset arrangements with PSERV and State Street whereby PSERV’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $11,044 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $1,200, as a quarterly retainer, has been allocated to the fund, and an additional

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Strategic Intermediate Municipal Fund

fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Franklin Distributors for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to Franklin Distributors at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (Approved %) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees were as follows:

	Maximum %	Approved %	Amount
Class A	0.35%	0.25%	$354,093
Class B	1.00%	0.85%	10
Class C	1.00%	1.00%	43,104
Total			$397,207

For the reporting period, Franklin Distributors, acting as underwriter, received net commissions of $3,022 from the sale of class A shares and received no monies and $286 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Franklin Distributors, acting as underwriter, received $3,239 on class A redemptions.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities (Long-term)	$701,125,653	$322,772,565
U.S. government securities (Long-term)	—	—
Total	$701,125,653	$322,772,565

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

	SIX MONTHS ENDED 1/31/25		YEAR ENDED 7/31/24
Class A	Shares	Amount	Shares	Amount
Shares sold	2,955,041	$41,637,551	6,004,987	$83,411,186
Shares issued in connection with reinvestment of distributions	282,940	3,984,803	467,550	6,484,694
	3,237,981	45,622,354	6,472,537	89,895,880
Shares repurchased	(1,607,644)	(22,619,596)	(3,299,466)	(45,659,688)
Net increase	1,630,337	$23,002,758	3,173,071	$44,236,192
	SIX MONTHS ENDED 1/31/25 *		YEAR ENDED 7/31/24
Class B	Shares	Amount	Shares	Amount
Shares sold	—	$—	1	$17
Shares issued in connection with reinvestment of distributions	2	26	41	569
	2	26	42	586
Shares repurchased	(914)	(12,964)	(2,144)	(29,608)
Net decrease	(912)	$(12,938)	(2,102)	$(29,022)
	SIX MONTHS ENDED 1/31/25		YEAR ENDED 7/31/24
Class C	Shares	Amount	Shares	Amount
Shares sold	81,115	$1,149,914	229,865	$3,193,799
Shares issued in connection with reinvestment of distributions	5,898	83,329	12,394	172,312
	87,013	1,233,243	242,259	3,366,111
Shares repurchased	(167,180)	(2,369,075)	(199,269)	(2,768,051)
Net increase (decrease)	(80,167)	$(1,135,832)	42,990	$598,060

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	SIX MONTHS ENDED 1/31/25		YEAR ENDED 7/31/24
Class R6	Shares	Amount	Shares	Amount
Shares sold	778,863	$10,966,031	1,391,648	$19,263,529
Shares issued in connection with reinvestment of distributions	38,665	540,831	50,022	695,255
	817,528	11,506,862	1,441,670	19,958,784
Shares repurchased	(341,101)	(4,786,846)	(439,555)	(6,070,695)
Net increase	476,427	$6,720,016	1,002,115	$13,888,089
	SIX MONTHS ENDED 1/31/25		YEAR ENDED 7/31/24
Class Y	Shares	Amount	Shares	Amount
Shares sold	37,377,882	$527,073,521	46,409,223	$642,248,593
Shares issued in connection with reinvestment of distributions	1,162,926	16,386,997	1,643,946	22,843,127
	38,540,808	543,460,518	48,053,169	665,091,720
Shares repurchased	(14,310,447)	(201,972,666)	(22,089,653)	(303,807,373)
Net increase	24,230,361	$341,487,852	25,963,516	$361,284,347

* Effective September 5, 2024, the fund terminated its class B shares.

At the close of the reporting period, Putnam Investment Holdings, LLC owned 836 class R6 shares of the fund (0.03% of class R6 shares outstanding), valued at $11,704.

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

Name of affiliate	Fair value as of 7/31/24	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 1/31/25
Short-term investments
Putnam Short Term Investment Fund Class P ‡	$13,041,484	$496,659,296	$479,521,619	$1,131,969	$30,179,161
Total Short-term investments	$13,041,484	$496,659,296	$479,521,619	$1,131,969	$30,179,161
‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Franklin Advisers. There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default.

Note 7: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Futures contracts (number of contracts)	400

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	Asset derivatives		Liability derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statement of assets and liabilities location	Fair value	Statement of assets and liabilities location	Fair value
Interest rate contracts	Receivables, Net assets — Unrealized appreciation	$527,429 *	Payables, Net assets — Unrealized depreciation	$276,957 *
Total		$527,429		$276,957

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging instruments under ASC 815	Futures	Total
Interest rate contracts	$(2,002,789)	$(2,002,789)
Total	$(2,002,789)	$(2,002,789)
Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging instruments under ASC 815	Futures	Total
Interest rate contracts	$660,817	$660,817
Total	$660,817	$660,817

30
Strategic Intermediate Municipal Fund

Note 8: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	JPMorgan Securities LLC	Total
Assets:
Futures contracts §	$79,808	$79,808
Total Assets	$79,808	$79,808
Liabilities:
Futures contracts §	78,617	78,617
Total Liabilities	$78,617	$78,617
Total Financial and Derivative Net Assets	$1,191	$1,191
Total collateral received (pledged) †##	$—
Net amount	$1,191
Controlled collateral received (including TBA commitments)**	$—	$—
Uncontrolled collateral received	$—	$—
Collateral (pledged) (including TBA commitments)**	$—	$—
**	Included with Investments in securities on the Statement of assets and liabilities.
†	Additional collateral may be required from certain brokers based on individual agreements.
##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.
§	Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts, which is not included in the table above, amounted to $242,072.

Note 9: Operating segments

The fund has adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023–07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the fund’s financial position or results of operations.

The fund operates as a single operating segment, which is an investment portfolio. The fund’s investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.

For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of assets and liabilities and the Statement of operations, along with the related notes to the financial statements. The fund’s portfolio provides details of the fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial highlights.

Strategic Intermediate Municipal Fund
31

Changes in and disagreements with accountants

Not applicable

Results of any shareholder votes

Not applicable

Remuneration paid to directors, officers, and others

Remuneration paid to directors, officers, and others is included in the Notes to financial statements above.

32
Strategic Intermediate Municipal Fund

Board approval of management and subadvisory agreements (Unaudited)

At its meeting on September 27, 2024, the Board of Trustees of your fund, including all of the Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Putnam mutual funds, closed-end funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”), approved a new Sub-Advisory Agreement with respect to your fund (the “New FTIML Sub-Advisory Agreement”) between Franklin Advisers, Inc. (“Franklin Advisers”) and its affiliate, Franklin Templeton Investment Management Limited (“FTIML”). Franklin Advisers and FTIML are each direct or indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Templeton”). (Because FTIML is an affiliate of Franklin Advisers and Franklin Advisers remains fully responsible for all services provided by FTIML, the Trustees did not attempt to evaluate FTIML as a separate entity.)

The Board of Trustees, with the assistance of its Contract Committee (which consists solely of Independent Trustees) and its independent legal counsel (as that term is defined in Rule 0-1(a)(6)(i) under the 1940 Act), requested and evaluated all information it deemed reasonably necessary under the circumstances in connection with its review of the New FTIML Sub-Advisory Agreement. At its September 2024 meeting, the Contract Committee met with representatives of Franklin Templeton, and separately in executive session, to consider the information provided. At the September 2024 Board of Trustees’ meetings, the Contract Committee also met in executive session with the other Independent Trustees to discuss its observations and recommendations. Throughout this process, the Contract Committee was assisted by the members of the Board of Trustees’ independent staff and by independent legal counsel for the Independent Trustees.

Considerations in connection with the Trustees’ approval of the New FTIML Sub-Advisory Agreement

The Trustees considered the proposed New FTIML Sub-Advisory Agreement in connection with the planned November 1, 2024 merger (the “Merger”) of Putnam Investments Limited (“PIL”), an affiliate of Franklin Advisers and a sub-adviser to your fund prior to the Merger, with and into FTIML. The Trustees considered that, in connection with the Merger, PIL investment professionals would become employees of FTIML, and, upon consummation of the Merger, PIL would cease to exist as a separate legal entity.

The Trustees noted that Franklin Templeton viewed the Merger as a further step in the integration of the legacy Putnam and Franklin Templeton organizations, offering potential operational efficiencies and enhanced investment resources for the funds. The Trustees also considered, among other factors, that:

• The Merger and the New FTIML Sub-Advisory Agreement would not result in any reduction or material change in the nature or the level of the sub-advisory services provided to the funds;

• The PIL portfolio managers who are responsible for the day-to-day management of the applicable funds would be the same immediately prior to, and immediately after, the Merger, and these investment personnel would have access to the same research and other resources to support their respective investment advisory functions and operate under the same conditions both immediately before and after the Merger;

• Despite a change in the sub-advisory fee structure for certain funds, the New FTIML Sub-Advisory Agreement would not result in an increase in the advisory fee rates payable by each fund, as Franklin Advisers would be responsible for overseeing the investment advisory services provided to the applicable funds by FTIML under the New FTIML Sub-Advisory Agreement and would compensate FTIML for such services out of the fees it receives under each fund’s Management Contract with Franklin Advisers; and

• The terms of the New FTIML Sub-Advisory Agreement were substantially similar to those under the sub-management contract between Franklin Advisers and PIL with respect to the fund (the “PIL Sub-Management Contract”). 1

The Trustees also considered that, prior to the Merger, counsel to Franklin Advisers and FTIML had provided a legal opinion that the Merger and the appointment of FTIML as sub-adviser to the funds would not result in an “assignment” under the 1940 Act of the PIL Sub-Management Contract and that the New FTIML Sub-Advisory Agreement did not require shareholder approval.

The Trustees also took into account that they had most recently approved the fund’s PIL Sub-Management Contract in June 2024. Because, other than the parties to the contract, the revised sub-advisory fee structure for certain funds, and certain other non-substantive changes to contractual terms, the New FTIML Sub-Advisory Agreement was substantially similar to the PIL Sub-Management Contract, the Trustees relied to a considerable extent on their previous approval of the PIL Sub-Management Contract.

Board of Trustees’ Conclusions

After considering the factors described above, as well as other factors, the Board of Trustees, including all of the Independent Trustees, concluded that the fees payable under the New FTIML Sub-Advisory Agreement represented reasonable compensation in light of the nature and quality of the services that would be provided to the funds, and determined to approve the New FTIML Sub-Advisory Agreement for your fund. These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor.

1 The New PIL Sub-Management Contract was operative until the effective date of the Merger, November 1, 2024, and was replaced by the New FTIML Sub-Advisory Agreement effective as of that date.

Strategic Intermediate Municipal Fund
33

© 2025 Franklin Templeton. All rights reserved.	38914-SFSOI 3/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included in Item 7 above.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

Included in Item 7 above.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7 above.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in Item 7 above.

Item 12. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 13. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 16. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 17. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable

Item 19. Exhibits:

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Tax Free Income Trust

By (Signature and Title):

/s/ Jeffrey White

Jeffrey White Principal Accounting Officer

Date: March 27, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz

Jonathan S. Horwitz Principal Executive Officer

Date: March 27, 2025

By (Signature and Title):

/s/ Jeffrey White

Jeffrey White Principal Financial Officer

Date: March 27, 2025